                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578
                                                       Expires: May 31, 2007
                                                       Estimated average burden
                                                       hours per response: 21.09
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-09913

                           AIM Counselor Series Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 05/31/06

Item 1.  Schedule of Investments.

                       AIM ADVANTAGE HEALTH SCIENCES FUND
            Quarterly Schedule of Portfolio Holdings o May 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com              I-AHS-QTR-1 5/06            A I M Advisors, Inc.

AIM ADVANTAGE HEALTH SCIENCES FUND

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)



                                                                                SHARES             VALUE
--------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS--88.16%

BIOTECHNOLOGY--23.23%

Altus Pharmaceuticals Inc. (a)                                                      68,653     $     1,289,303
--------------------------------------------------------------------------------------------------------------
Amgen Inc. (a)                                                                      46,542           3,145,774
--------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc. (a)                                                     70,028             955,182
--------------------------------------------------------------------------------------------------------------
ARIAD Pharmaceuticals, Inc. (a)                                                     87,600             449,388
--------------------------------------------------------------------------------------------------------------
Array BioPharma Inc. (a)                                                            70,802             521,103
--------------------------------------------------------------------------------------------------------------
Biogen Idec Inc. (a)                                                                65,825           3,069,420
--------------------------------------------------------------------------------------------------------------
Cephalon, Inc. (a)(b)                                                               25,250           1,507,930
--------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc. (a)                                                    40,918             968,529
--------------------------------------------------------------------------------------------------------------
Evolutionary Genomics
  (Acquired 09/15/97-06/25/98;
  Cost $408,490)(a)(c)(d)(e)(f)                                                  3,663,120                   0
--------------------------------------------------------------------------------------------------------------
Genentech, Inc. (a)                                                                 10,915             905,545
--------------------------------------------------------------------------------------------------------------
Genzyme Corp. (a)                                                                   53,967           3,211,037
--------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. (a)                                                           54,105           3,101,840
--------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. (a)                                                    104,416           1,144,399
--------------------------------------------------------------------------------------------------------------
Incyte Corp. (a)                                                                   134,819             562,195
--------------------------------------------------------------------------------------------------------------
InterMune, Inc. (a)(b)                                                              54,611             866,130
--------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc. (a)                                                  25,537             365,179
--------------------------------------------------------------------------------------------------------------
Mannkind Corp. (a)(b)                                                               37,732             718,417
--------------------------------------------------------------------------------------------------------------
Medarex, Inc. (a)                                                                   63,766             654,239
--------------------------------------------------------------------------------------------------------------
MedImmune, Inc. (a)                                                                108,792           3,461,761
--------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc. (a)                                                37,696             322,678
--------------------------------------------------------------------------------------------------------------
Myogen, Inc. (a)                                                                    35,232           1,097,477
--------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. (a)(b)                                                    17,400             497,988
--------------------------------------------------------------------------------------------------------------
Panacos Pharmaceuticals Inc. (a)                                                    97,108             611,780
--------------------------------------------------------------------------------------------------------------
PDL BioPharma Inc. (a)                                                              71,815           1,454,254
--------------------------------------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc. (a)                                                     16,100             158,263
--------------------------------------------------------------------------------------------------------------
SONUS Pharmaceuticals, Inc.  (a)(b)                                                145,299             788,974
--------------------------------------------------------------------------------------------------------------
Sunesis Pharmaceuticals, Inc (a)(b)                                                 90,500             567,435
--------------------------------------------------------------------------------------------------------------
Theravance, Inc. (a)                                                                15,700             375,544
--------------------------------------------------------------------------------------------------------------
TorreyPines Therapeutics, Inc.
  (Acquired 09/15/97-06/25/98;
  Cost $202,031)(a)(c)(d)(e)(f)                                                     67,828              67,828
--------------------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals Inc. (a)                                                     11,372             392,334
--------------------------------------------------------------------------------------------------------------
ZymoGenetics, Inc. (a)                                                              48,926             843,974
--------------------------------------------------------------------------------------------------------------
                                                                                                    34,075,900
--------------------------------------------------------------------------------------------------------------

DRUG RETAIL--1.48%

CVS Corp.                                                                           78,020           2,176,758
--------------------------------------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS--0.82%

PSS World Medical, Inc. (a)                                                         68,110           1,209,634
--------------------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT--21.05%

Biomet, Inc.                                                                        41,458           1,459,736
--------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)                                                        136,857           2,830,203
--------------------------------------------------------------------------------------------------------------
Cambridge Heart, Inc. (a)(b)                                                       259,750             480,538
--------------------------------------------------------------------------------------------------------------


                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT--(CONTINUED)

Cyberonics, Inc. (a)                                                                54,167     $     1,353,633
--------------------------------------------------------------------------------------------------------------
Cytyc Corp. (a)                                                                    123,139           3,236,093
--------------------------------------------------------------------------------------------------------------
Dade Behring Holdings Inc.                                                          41,803           1,557,162
--------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. (a)                                                      17,785             788,587
--------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                     65,490           3,306,590
--------------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                        91,915           3,712,447
--------------------------------------------------------------------------------------------------------------
Northstar Neuroscience, Inc. (a)                                                   141,276           1,929,830
--------------------------------------------------------------------------------------------------------------
NuVasive, Inc. (a)                                                                  75,000           1,232,250
--------------------------------------------------------------------------------------------------------------
Respironics, Inc. (a)                                                               43,275           1,472,215
--------------------------------------------------------------------------------------------------------------
Sensys Medical, Inc.  (Acquired
  04/23/04; Cost
  $688)(a)(c)(d)(e)(f)                                                               1,449                 145
--------------------------------------------------------------------------------------------------------------
Sensys Medical, Inc. -Wts.,
  expiring 08/13/06 (Acquired
  10/18/01-04/23/04; Cost
  $239)(c)(d)(e)(f)(g)                                                               4,057                   0
--------------------------------------------------------------------------------------------------------------
Sensys Medical, Inc. -Wts.,
  expiring 09/17/06 (Acquired
  10/05/01-04/23/04; Cost
  $96)(c)(d)(e)(f)(g)                                                                1,622                   0
--------------------------------------------------------------------------------------------------------------
Sensys Medical, Inc. -Wts.,
  expiring 10/19/06 (Acquired
  11/07/01-04/23/04; Cost
  $96)(c)(d)(e)(f)(g)                                                                1,622                   0
--------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. (a)                                                          92,292           3,147,157
--------------------------------------------------------------------------------------------------------------
Stryker Corp.                                                                       26,000           1,141,400
--------------------------------------------------------------------------------------------------------------
Thoratec Corp. (a)                                                                  84,095           1,191,626
--------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. (a)                                                    22,100           1,036,490
--------------------------------------------------------------------------------------------------------------
Wright Medical Group, Inc. (a)                                                      44,226             999,508
--------------------------------------------------------------------------------------------------------------
                                                                                                    30,875,610
--------------------------------------------------------------------------------------------------------------

HEALTH CARE FACILITIES--0.85%

Community Health Systems Inc. (a)                                                   33,016           1,244,703
--------------------------------------------------------------------------------------------------------------

HEALTH CARE SERVICES--5.79%

Allion Healthcare, Inc. (a)                                                        139,185           1,123,223
--------------------------------------------------------------------------------------------------------------
HMS Holdings Corp. (a)                                                             122,075           1,176,803
--------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. (a)                                                    73,549           3,964,291
--------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                                      31,859           1,476,983
--------------------------------------------------------------------------------------------------------------
Visicu, Inc. (a)                                                                    40,326             747,644
--------------------------------------------------------------------------------------------------------------
                                                                                                     8,488,944
--------------------------------------------------------------------------------------------------------------

HEALTH CARE SUPPLIES--2.75%

Alcon, Inc.                                                                         30,536           3,300,331
--------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                                             15,343             726,491
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,026,822
--------------------------------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY--3.38%

Allscripts Healthcare Solutions, Inc. (a)                                           66,726           1,163,701
--------------------------------------------------------------------------------------------------------------
Eclipsys Corp. (a)                                                                  71,959           1,398,883
--------------------------------------------------------------------------------------------------------------
Merge Technologies Inc. (a)                                                         77,730             987,948
--------------------------------------------------------------------------------------------------------------
TriZetto Group, Inc. (The) (a)                                                      98,802           1,408,917
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,959,449
--------------------------------------------------------------------------------------------------------------

                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES--1.98%

Tyco International Ltd.                                                            107,250     $     2,907,547
--------------------------------------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE--0.48%

Universal American Financial Corp. (a)                                              50,302             703,725
--------------------------------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES--6.58%

--------------------------------------------------------------------------------------------------------------
Advanced Magnetics, Inc. (a)                                                        13,400             349,874
--------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. (a)                                  32,131           1,286,525
--------------------------------------------------------------------------------------------------------------
Dionex Corp. (a)                                                                    15,165             816,787
--------------------------------------------------------------------------------------------------------------
Exelixis, Inc. (a)                                                                  45,700             495,845
--------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc. (a)                                            18,000           1,336,500
--------------------------------------------------------------------------------------------------------------
Invitrogen Corp. (a)                                                                24,000           1,529,760
--------------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                                            45,198           1,642,044
--------------------------------------------------------------------------------------------------------------
Thermo Electron Corp. (a)                                                           45,046           1,654,990
--------------------------------------------------------------------------------------------------------------
Varian Inc. (a)                                                                     12,325             542,423
--------------------------------------------------------------------------------------------------------------
                                                                                                     9,654,748
--------------------------------------------------------------------------------------------------------------

MANAGED HEALTH CARE--10.07%

Aetna Inc.                                                                         103,206           3,969,303
--------------------------------------------------------------------------------------------------------------
Aveta, Inc.  (Acquired 12/21/05; Cost
  $966,600)(a)(d)(e)                                                                71,600           1,145,600
--------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. (a)                                                      31,598           1,650,995
--------------------------------------------------------------------------------------------------------------
Health Net Inc. (a)                                                                 33,187           1,427,705
--------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                             95,516           4,198,883
--------------------------------------------------------------------------------------------------------------
WellPoint Inc. (a)                                                                  33,179           2,374,953
--------------------------------------------------------------------------------------------------------------
                                                                                                    14,767,439
--------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS--9.70%

Cypress Bioscience, Inc. (a)                                                        65,902             454,065
--------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc. (a)                                              65,977           1,935,765
--------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. (a)                                                       16,555             620,481
--------------------------------------------------------------------------------------------------------------
Impax Laboratories, Inc. (a)                                                        81,268             582,692
--------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                  112,949           6,801,789
--------------------------------------------------------------------------------------------------------------
Medicines Co. (The) (a)                                                             61,404           1,135,974
--------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc. (a)                                                                33,300             599,733
--------------------------------------------------------------------------------------------------------------
Sepracor Inc. (a)                                                                   28,852           1,493,668
--------------------------------------------------------------------------------------------------------------
SuperGen, Inc. (a)(b)                                                               49,170             206,514
--------------------------------------------------------------------------------------------------------------
XenoPort Inc. (a)                                                                   17,895             396,553
--------------------------------------------------------------------------------------------------------------
                                                                                                    14,227,234
--------------------------------------------------------------------------------------------------------------

    Total Domestic Common Stocks &
      Other Equity Interests
      (Cost $129,067,650)                                                                          129,318,513
--------------------------------------------------------------------------------------------------------------

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS--21.25%

CANADA--1.62%

Biovail Corp. (Pharmaceuticals)                                                     57,667           1,416,302
--------------------------------------------------------------------------------------------------------------
Cardiome Pharma Corp. (Pharmaceuticals) (a)                                        106,168             958,697
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,374,999
--------------------------------------------------------------------------------------------------------------

FRANCE--2.86%

Ipsen S.A. (Pharmaceuticals)
  (Acquired 12/06/05; Cost
  $1,562,002)(a)(b)(d)                                                              59,673           2,523,541
--------------------------------------------------------------------------------------------------------------


                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

FRANCE--(CONTINUED)

Sanofi-Aventis -ADR (Pharmaceuticals)                                               35,386     $     1,672,696
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,196,237
--------------------------------------------------------------------------------------------------------------

GERMANY--1.04%

Merck KGaA (Pharmaceuticals) (h)                                                    14,865           1,525,799
--------------------------------------------------------------------------------------------------------------

ISRAEL--0.46%

Teva Pharmaceutical Industries
  Ltd. -ADR (Pharmaceuticals)                                                       18,379             669,179
--------------------------------------------------------------------------------------------------------------

JAPAN--2.42%

Eisai Co., Ltd. (Pharmaceuticals) (h)                                               50,000           2,285,788
--------------------------------------------------------------------------------------------------------------
Shionogi & Co., Ltd. (Pharmaceuticals) (h)                                          70,000           1,269,824
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,555,612
--------------------------------------------------------------------------------------------------------------

SPAIN--0.23%

Grifols S.A. (Pharmaceuticals)
  (Acquired 05/16/06; Cost
  $273,482)(a)(d)                                                                   48,608             339,487
--------------------------------------------------------------------------------------------------------------

SWITZERLAND--9.86%

Novartis A.G. -ADR (Pharmaceuticals)                                                94,409           5,237,811
--------------------------------------------------------------------------------------------------------------
Roche Holding A.G.
  (Pharmaceuticals) (b)(h)                                                          59,566           9,229,542
--------------------------------------------------------------------------------------------------------------
                                                                                                    14,467,353
--------------------------------------------------------------------------------------------------------------

UNITED KINGDOM--2.76%

AstraZeneca PLC -ADR (Pharmaceuticals)                                              22,455           1,188,768
--------------------------------------------------------------------------------------------------------------
iSOFT Group PLC (Health Care Technology) (h)                                       310,847             510,244
--------------------------------------------------------------------------------------------------------------
Renovo Group PLC (Biotechnology)
  (Acquired 04/07/06; Cost
  $762,490)(a)(d)                                                                  500,000             869,689
--------------------------------------------------------------------------------------------------------------
Shire PLC -ADR (Pharmaceuticals)                                                    33,310           1,471,969
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,040,670
--------------------------------------------------------------------------------------------------------------

    Total Foreign Common Stocks &
      Other Equity Interests
      (Cost $24,827,378)                                                                            31,169,336
--------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS--5.44%

BIOTECHNOLOGY--0.16%

Athersys Inc. -Series F, Conv.
  Pfd. (Acquired 04/17/00; Cost
  $5,000,000)(a)(c)(d)(e)(f)                                                       416,667             235,293
--------------------------------------------------------------------------------------------------------------
Ingenex, Inc. -Series B, Pfd.
  (Acquired 09/27/94; Cost
  $600,000)(a)(c)(d)(e)(f)                                                         103,055                   0
--------------------------------------------------------------------------------------------------------------
                                                                                                       235,293
--------------------------------------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS--0.69%

Locus Pharmaceuticals, Inc.,
  Series C, Pfd.,
  (Acquired 11/21/00; Cost
  $4,500,000)(a)(c)(d)(e)(f)                                                     2,000,000             781,640
--------------------------------------------------------------------------------------------------------------
  Series D, Pfd.,
  (Acquired 09/06/01; Cost
  $2,352,940)(a)(c)(d)(e)(f)                                                       588,235             229,894
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,011,534
--------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT--4.17%

Masimo Corp.,
  Series C, Pfd.,
  (Acquired 10/07/98; Cost
  $1,000,000)(a)(c)(d)(e)(f)                                                       125,000     $     2,525,000
--------------------------------------------------------------------------------------------------------------
  Series F, Conv. Pfd.,
  (Acquired 09/14/99; Cost
  $174,999)(a)(c)(d)(e)(f)                                                          15,909             321,362
--------------------------------------------------------------------------------------------------------------
Intact Medical Corp. -Series C,
  Pfd.  (Acquired 03/26/01; Cost
  $2,000,001)(a)(c)(d)(e)(f)                                                     2,439,026           1,664,635
--------------------------------------------------------------------------------------------------------------
Sensys Medical, Inc. -Series A-2,
  Pfd.  (Acquired
  02/25/98-09/30/05; Cost
  $7,627,992)(a)(c)(d)(e)(f)                                                     2,173,209           1,608,175
--------------------------------------------------------------------------------------------------------------
                                                                                                     6,119,172
--------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS--0.42%

BioImagene, Inc. -Series B-2,
  Pfd.  (Acquired 05/24/01; Cost
  $1,350,000)(a)(c)(d)(e)(f)                                                        93,867              94,336
--------------------------------------------------------------------------------------------------------------
Predix Pharmaceuticals Holdings, Inc.,
  Series AB, Conv. Pfd.,
  (Acquired 11/07/97-09/21/04;
  Cost $1,511,468)(a)(c)(d)(e)(f)                                                1,471,072             328,760
--------------------------------------------------------------------------------------------------------------
  Series C, Conv. Pfd.,
  (Acquired 08/05/04; Cost
  $187,323)(a)(c)(d)(e)(f)                                                         850,039             189,969
--------------------------------------------------------------------------------------------------------------
                                                                                                       613,065
--------------------------------------------------------------------------------------------------------------
    Total Preferred Stocks
     (Cost $26,304,724)                                                                              7,979,064
--------------------------------------------------------------------------------------------------------------


                                                                                PRINCIPAL
                                                                                 AMOUNT
--------------------------------------------------------------------------------------------------------------

BONDS & NOTES--0.15%

HEALTH CARE EQUIPMENT--0.15%

Sensys Medical, Inc., Sec.
  Notes, 8.00%, 06/30/06
  (Acquired 03/16/05-06/15/05;
  Cost $222,564)(c)(d)(e)(f)                                               $       222,564             222,564
--------------------------------------------------------------------------------------------------------------


                                                                                SHARES
--------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS--0.35%

Premier Portfolio-Institutional
  Class (Cost $522,486)(i)                                                         522,486             522,486
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities
  loaned)--115.35%
  (Cost $180,944,802)                                                                              169,211,963
--------------------------------------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--7.57%

Premier Portfolio -Institutional Class (i)(j)                                   11,100,219          11,100,219
--------------------------------------------------------------------------------------------------------------
     Total Money Market Funds
      (purchased with cash collateral
      from securities loaned)
      (Total Proceeds $11,100,219)                                                                  11,100,219
--------------------------------------------------------------------------------------------------------------


                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--122.92% (Cost $192,045,021)                                                 $   180,312,182
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--(22.92)%                                                            (33,623,951)
--------------------------------------------------------------------------------------------------------------
NET ASSETS--100.00%                                                                            $   146,688,231
--------------------------------------------------------------------------------------------------------------


SECURITIES SOLD SHORT

                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

COMMON STOCK--2.67%(k)

HEALTH CARE DISTRIBUTORS--1.04%

AmerisourceBergen Corp.                                                             34,929     $     1,522,554
--------------------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT--0.68%

Quidel Corp.                                                                       105,450             994,394
--------------------------------------------------------------------------------------------------------------

HEALTH CARE SERVICES--0.95%

Express Scripts, Inc.                                                               19,128           1,401,700
--------------------------------------------------------------------------------------------------------------

     TOTAL SECURITIES SOLD SHORT
     (Total Proceeds $3,846,248)                                                               $     3,918,648
==============================================================================================================


Investment Abbreviations:

ADR        --American Depositary Receipt

Conv.      --Convertible

Pfd.       --Preferred

Sec.       --Secured

Wts.       --Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security is out on loan at May 31, 2006.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at May 31, 2006 was $8,269,601, which represented 5.64% of the Fund's Net Assets. See Note 1A.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at May 31, 2006 was $13,147,918, which represented 8.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at May 31, 2006 was $9,415,201, which represented 6.42% of the Fund's Net Assets.

(f) Security is considered venture capital. See Note 1G.

(g) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(h) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at May 31, 2006 was $14,821,197, which represented 10.10% of the Fund's Net Assets. See Note 1A.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

(k) Collateral on short sales was segregated by the Fund in the amount of $4,594,257 which represents 117.24% of the value of securities sold short.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

AIM ADVANTAGE HEALTH SCIENCES FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM ADVANTAGE HEALTH SCIENCES FUND
    value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds ("covered") or for which it holds no corresponding position ("not covered"). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

        The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received on the short sales.

AIM ADVANTAGE HEALTH SCIENCES FUND


E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. VENTURE CAPITAL INVESTMENTS -- The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM ADVANTAGE HEALTH SCIENCES FUND


NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended May 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                       CHANGE IN
                                                                       UNREALIZED                                REALIZED
                    VALUE           PURCHASES        PROCEEDS         APPRECIATION         VALUE     DIVIDEND      GAIN
FUND               08/31/05          AT COST        FROM SALES      (DEPRECIATION)       05/31/06     INCOME      (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class             $1,304,848      $83,393,315     $(84,175,677)     $           --     $   522,486  $  141,647   $     --
=========================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                      CHANGE IN
                                                                      UNREALIZED                                 REALIZED
                    VALUE           PURCHASES        PROCEEDS        APPRECIATION        VALUE      DIVIDEND       GAIN
FUND               08/31/05          AT COST        FROM SALES      (DEPRECIATION)      05/31/06    INCOME(a)      (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class             $4,085,119      $172,500,683    $(165,485,583)    $      --          $11,100,219  $ 43,705      $    --
=========================================================================================================================

(a) Net of compensation to counterparties.


INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended May 31, 2006

                                                                      CHANGE IN
                                                                      UNREALIZED                                 REALIZED
                    VALUE           PURCHASES        PROCEEDS        APPRECIATION        VALUE      DIVIDEND       GAIN
                   08/31/05          AT COST        FROM SALES      (DEPRECIATION)      05/31/06     INCOME       (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Sensys Medical,
Inc.-Series
A-2, Pfd.(b)(c)   $1,301,846      $    306,329    $          --     $           --     $ 1,608,175  $     --     $     --
-------------------------------------------------------------------------------------------------------------------------
   TOTAL          $6,691,813      $256,200,327    $(249,661,260)    $           --     $13,230,880  $185,352     $     --
=========================================================================================================================


(b) Sensys Medical, Inc.-Series A-1, Pfd. shares were converted into Sensys Medical, Inc.- A-2, Pfd. shares.

(c) As of May 30, 2006, the is no longer considered an affiliate of the Fund.


NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S.

AIM ADVANTAGE HEALTH SCIENCES FUND

Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At May 31, 2006, securities with an aggregate value of $10,543,144 were on loan to brokers. The loans were secured by cash collateral of $11,100,219 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended May 31, 2006, the Fund received dividends on cash collateral investments of $43,705 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended May 31, 2006 was $176,145,734 and $215,434,183, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

       UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
     Investment securities                                                      $ 16,640,104
--------------------------------------------------------------------------------------------
     Securities sold short                                                           393,262
--------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
     Investment securities                                                       (30,034,216)
--------------------------------------------------------------------------------------------
     Securities sold short                                                          (465,662)
============================================================================================
Net unrealized appreciation (depreciation) of investment securities             $(13,466,512)
============================================================================================
Cost of investments for tax purposes is $193,706,294.

    Proceeds from securities sold short is the same tax and financial statement purposes.

                             AIM FLOATING RATE FUND
            Quarterly Schedule of Portfolio Holdings o May 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               FLR-QTR-1 5/06             A I M Advisors, Inc.

AIM FLOATING RATE FUND

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

                                                                                 MOODY'S            PRINCIPAL
                                                                                RATING (A)            AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------

SENIOR SECURED FLOATING RATE INTERESTS - 92.75%                     (b)(c)

AEROSPACE & DEFENSE - 1.70%
Alion Science & Technology Corp.
  Term Loan
  7.56%, 08/02/09                                                   (d)         B1               $       874,827     $       877,014
------------------------------------------------------------------------------------------------------------------------------------
Anteon International Corp.
  Term Loan B
  8.50%, 12/31/10                                                   (d)         Ba2                      933,620             935,176
------------------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc.
  Term Loan
  7.03-7.09%, 11/18/12                                              (d)         B2                       699,969             705,219
------------------------------------------------------------------------------------------------------------------------------------
SI International, Inc.
  Term Loan
  6.97%, 02/09/11                                                   (d)         B1                        71,112              71,290
------------------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems, Inc.
  Term Loan B
  7.32%, 12/31/11                                                   (d)         B1                       392,038             395,958
------------------------------------------------------------------------------------------------------------------------------------
TransDigm, Inc.
  Term Loan C
  7.33%, 07/22/10                                                   (d)         B1                       312,914             313,696
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           3,298,353
------------------------------------------------------------------------------------------------------------------------------------

AIRLINES - 0.39%
United Air Lines, Inc.
  Term Loan
  8.88%, 02/01/12                                                   (d)         B1                       102,041             103,418
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  8.63%, 02/01/12                                                   (d)         B1                       647,959             656,707
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             760,125
------------------------------------------------------------------------------------------------------------------------------------

AIRPORT SERVICES - 0.93%
  Hertz Corp. (The)
  Delay Draw Term Loan
  0.00%, 08/15/07                                                   (d)(e)      Ba2                      924,747             928,740
------------------------------------------------------------------------------------------------------------------------------------
  Syn LOC
  4.93%, 12/21/12                                                   (d)         Ba2                      101,010             101,350
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.09-7.41%, 12/21/12                                              (d)         Ba2                      775,776             778,386
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           1,808,476
------------------------------------------------------------------------------------------------------------------------------------

APPAREL RETAIL - 0.59%
Neiman Marcus Group, Inc. (The)
  Term Loan
  7.34%, 04/06/13                                                   (d)         B1                     1,133,844           1,142,044
------------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.82%
American Achievement Corp.
  Term Loan B
  7.55-9.50%, 03/25/11                                              (d)          Ba3             $     109,946       $     109,946
----------------------------------------------------------------------------------------------------------------------------------
Jostens, Inc.
  Term Loan C
  7.07%, 12/21/11                                                   (d)          B1                  1,465,946           1,473,642
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,583,588
----------------------------------------------------------------------------------------------------------------------------------

APPLICATION SOFTWARE - 0.04%
SS&C Technologies, Inc.
  Canada Term Loan
  7.48%, 11/23/12                                                   (d)          B2                      6,499               6,531
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.48%, 11/23/12                                                   (d)          B2                     73,548              73,916
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            80,447
----------------------------------------------------------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 3.06%
Accuride Corp.
  Term Loan B
  6.94%, 01/31/12                                                   (d)          B1                    411,610             413,873
----------------------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp.
  DIP Term Loan
  7.19%, 12/09/06                                                   (d)          Ba1                   110,000             110,137
----------------------------------------------------------------------------------------------------------------------------------
  Revolving Term Loan
  0.00-6.84%, 06/30/06                                              (d)(e)      Caa1                 1,396,596           1,361,681
----------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The)
  Second Lien Term Loan
  7.95%, 04/30/10                                                   (d)          B2                    400,000             402,700
----------------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations Inc.
  Term Loan B
  7.00-7.42%, 10/30/09                                              (d)          B2                    236,354             236,355
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan C
  7.46%, 10/30/10                                                   (d)          B2                     69,825              69,825
----------------------------------------------------------------------------------------------------------------------------------
Mark IV Industries (Dayco Products, Inc.)
  Term Loan B
  7.71-8.32%, 6/21/11                                               (d)          B1                  1,076,893           1,086,653
----------------------------------------------------------------------------------------------------------------------------------
Pep Boys - Manny, Moe & Jack (The)
  Term Loan
  8.21%, 01/27/11                                                   (d)          Ba2                    78,000              78,975
----------------------------------------------------------------------------------------------------------------------------------
RJ Tower Corp.
  DIP Term Loan B
  8.25%, 02/02/07                                                   (d)          Ba3                   500,000             507,500
----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive Inc.
  Term Loan B
  7.19%, 12/12/10                                                   (d)          Ba3                   632,212             636,006
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B1
  7.05%, 12/12/10                                                   (d)          Ba3                   275,259             276,911
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - (CONTINUED)
United Components Inc.
  Term Loan D
  0.00-7.41%, 06/30/10                                              (d)         B2               $    747,574        $    749,046
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        5,929,662
----------------------------------------------------------------------------------------------------------------------------------

AUTOMOBILE MANUFACTURERS - 0.51%
TRW Automotive, Inc.
  Term Loan B
  6.25%, 06/30/12                                                   (d)         Ba2                   987,500             987,637
----------------------------------------------------------------------------------------------------------------------------------

BROADCASTING & CABLE TV - 7.99%
Adelphia (Olympus Cable Holding) Communications Corp.
  Term Loan B
  10.00%, 09/30/10                                                  (d)         B2                  3,000,000           2,914,821
----------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp.
 Term Loan B
  7.13%, 08/07/06                                                   (d)         Ba2                 1,000,000             998,650
----------------------------------------------------------------------------------------------------------------------------------
Alliance Atlantis Communications Inc. (Canada)
  Term Loan C
  6.48%, 12/20/11                                                   (d)         Ba2                   495,000             495,412
----------------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband LLC
  Term Loan B1
  7.62%, 09/01/11                                                   (d)         B2                  1,000,000           1,012,500
----------------------------------------------------------------------------------------------------------------------------------
Bragg Communications Inc. (Canada)
  Term Loan
  7.23%, 08/31/11                                                   (d)         B1                  1,023,437           1,028,555
----------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc.
  Term Loan
  7.76%, 04/27/13                                                   (d)         B2                    948,916             952,893
----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings Inc.
  Term Loan B
  6.67-6.88%, 03/29/13                                              (d)         Ba3                 2,000,000           1,998,270
----------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp.
  Term Loan B
  6.83-8.75%, 11/10/11                                              (d)         Ba2                   499,048             499,828
----------------------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp.
  Term Loan B
  6.49%, 03/29/13                                                   (d)         Ba3                   159,200             159,498
----------------------------------------------------------------------------------------------------------------------------------
Insight Communications Co., Inc.
  Term Loan C
  7.00%, 12/31/09                                                   (d)         Ba3                 1,955,000           1,962,108
----------------------------------------------------------------------------------------------------------------------------------
MCC Iowa LLC
  Term Loan D
  6.81-7.00%, 01/31/15                                              (d)         Ba3                   990,000             987,061
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV - (CONTINUED)
NextMedia Operating, Inc.
  Delay Draw Term Loan
  7.06%, 11/15/12                                                   (d)         B1               $     70,347        $     70,611
----------------------------------------------------------------------------------------------------------------------------------
  Second Lien Term Loan
  9.58%, 11/15/13                                                   (d)         B3                    221,093             224,962
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan A
  7.09%, 11/15/12                                                   (d)         B1                    158,281             158,874
----------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp.
  Term Loan
  8.32%, 01/15/12                                                   (d)         B2                    250,000             255,625
----------------------------------------------------------------------------------------------------------------------------------
Persona Communications LLC (Canada)
  Term Loan B
  7.96%, 08/01/11                                                   (d)         B2                    492,500             494,963
----------------------------------------------------------------------------------------------------------------------------------
RCN Corp.
  Term Loan
  0.00%, 05/18/13                                                   (d)         Ba3                   145,328             145,510
----------------------------------------------------------------------------------------------------------------------------------
RHI Entertainment, Inc.
  Term Loan B
  7.55%, 12/31/11                                                   (d) (f)     B1                     62,667              62,902
----------------------------------------------------------------------------------------------------------------------------------
Susquehanna Media Co.
  Term Loan
  7.25-7.38%, 05/05/13                                              (d)         B1                    170,000             169,787
----------------------------------------------------------------------------------------------------------------------------------
WideOpenWest Illinois Inc.
  Second Lien Term Loan
  10.04%, 05/01/14                                                  (d)         B3                     58,200              58,447
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan
  0.00-7.29%, 05/1/13                                               (d)         B2                    801,600             801,886
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       15,453,163
----------------------------------------------------------------------------------------------------------------------------------

BUILDING PRODUCTS - 1.06%
Custom Building Products Inc.
  Second Lien Term Loan
  9.96%, 04/29/12                                                   (d)         B3                     40,000              40,150
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan
  7.21-7.34%, 10/29/11                                              (d)         B1                    104,119             104,987
----------------------------------------------------------------------------------------------------------------------------------
John Maneely Co.
  Term Loan
  8.09%, 03/24/13                                                   (d)         B2                     91,800              92,756
----------------------------------------------------------------------------------------------------------------------------------
Premdor Inc.
  Canada Term Loan
  6.98-7.11%, 04/05/13                                              (d)         B2                    660,859             655,903
----------------------------------------------------------------------------------------------------------------------------------
  U.S. Term Loan
  6.98-7.11%, 04/05/13                                              (d)         B2                    661,985             657,020
----------------------------------------------------------------------------------------------------------------------------------
United Subcontractors, Inc.
  Term Loan B
  7.70%, 12/27/12                                                   (d)         B2                    498,750             497,503
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,048,319
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
CASINOS & GAMING - 2.31%
Alliance Gaming Corp.
  Term Loan
  8.18%, 09/04/09                                                   (d)         B2               $    114,127        $    114,460
----------------------------------------------------------------------------------------------------------------------------------
BLB Investors, LLC
  First Lien Term Loan
  6.99-7.10%, 07/18/11                                              (d)         B1                    149,250             150,836
----------------------------------------------------------------------------------------------------------------------------------
  Second Lien Term Loan
  8.74%, 07/18/12                                                   (d)         B2                    260,000             263,683
----------------------------------------------------------------------------------------------------------------------------------
Columbia Sussex Corp. (Wimar Tahoe Corp.)
  Term Loan B
  7.48%, 10/24/11                                                   (d)         B2                    177,679             178,345
----------------------------------------------------------------------------------------------------------------------------------
Global Cash Access, LLC
  Term Loan B
  6.84%, 03/10/10                                                   (d)         Ba3                   191,944             192,904
----------------------------------------------------------------------------------------------------------------------------------
Green Valley Ranch Resort
  Term Loan
  6.73%, 12/17/11                                                   (d)         B2                    227,382             228,234
----------------------------------------------------------------------------------------------------------------------------------
Herbst Gaming, Inc.
  Term Loan B
  6.98-7.11%, 01/31/11                                              (d)         B1                    118,800             118,800
----------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Black Hawk, LLC
  Term Loan
  6.89-7.21%, 10/24/11                                              (d)         B1                    573,517             575,667
----------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casino, Inc.
  Term Loan
  6.73%, 02/04/11                                                   (d)         Ba2                   496,250             497,491
----------------------------------------------------------------------------------------------------------------------------------
MotorCity Casino
  Term Loan B
  6.85-7.21%, 07/13/12                                              (d)         B1                    653,271             653,597
----------------------------------------------------------------------------------------------------------------------------------
Resorts International Unlimited
  Term Loan B
  8.98%, 04/26/12                                                   (d)         aa1                   982,289             991,867
----------------------------------------------------------------------------------------------------------------------------------
Yonkers Racing Corp.
  Loan Facility
  0.00-8.58%, 08/12/11                                              (d)(e)      B3                    500,000             505,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,471,509
----------------------------------------------------------------------------------------------------------------------------------

COAL & CONSUMABLE FUELS - 0.04%
United Central Industrial Supply Co.
  Term Loan B
  8.08%, 03/31/12                                                   (d)         B3                     70,933              71,421
----------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PRINTING - 0.84%
Xsys (BASF Inks) (Luxembourg)
  Term Loan B5
  7.48%, 12/31/12                                                   (d)         --                    795,787             801,357
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan C1
  7.98%, 12/31/13                                                   (d)         --                    813,772             823,538
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,624,895
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMODITY CHEMICALS - 1.82%
Brenntag A.G. (Germany)
  Term Loan
  7.44%, 01/18/14                                                   (d)         B2               $     51,322        $     51,900
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B2
  7.44%, 01/18/14                                                   (d)         B2                    210,041             212,299
----------------------------------------------------------------------------------------------------------------------------------
INVISTA
  Term Loan B1
  6.75%, 04/29/11                                                   (d)         Ba2                   501,980             502,816
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B2
  6.75%, 04/29/11                                                   (d)         Ba2                   255,172             255,598
----------------------------------------------------------------------------------------------------------------------------------
Lyondel Petrochemical
  Credit Linked Notes
  7.63%, 12/20/09                                                   (f) (g)     B1                  2,200,000           2,349,765
----------------------------------------------------------------------------------------------------------------------------------
Wellman, Inc.
  First Lien Loan
  9.15%, 02/10/09                                                   (d)         B1                    150,000             151,172
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,523,550
----------------------------------------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 1.60%
Crown Castle International Corp.
  Term Loan
  0.00%, 06/1/14                                                    (f) (g)     B2                    668,000             668,000
----------------------------------------------------------------------------------------------------------------------------------
IPC Acquisition Corp.
  Second Lien Term Loan
  12.09%, 08/05/12                                                  (d)         B3                    525,000             533,312
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.59-7.79%, 08/05/11                                              (d)         B2                    852,437             858,191
----------------------------------------------------------------------------------------------------------------------------------
NTELOS, Inc.
  First Lien Term Loan B
  7.35%, 08/24/11                                                   (d)         B2                    395,000             395,592
----------------------------------------------------------------------------------------------------------------------------------
  Second Lien Term Loan B
  12.00%, 02/24/12                                                  (d)         B2                    214,286             216,429
----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp.
  Term Loan A
  9.83%, 06/30/07                                                   (d)         Ba3                   422,222             429,347
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,100,871
----------------------------------------------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING - 0.11%
Maxim Crane Works
  Term Loan
  6.94-9.00%, 01/28/10                                              (d)         B2                    218,626             218,900
----------------------------------------------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS - 0.13%
Hillman Group (The)
  Term Loan B
  8.31-8.38%, 03/31/11                                              (d)         B2                    245,000             246,838
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
DISTILLERS & VINTERS - 0.41%
Constellation Brands, Inc.
  Term Loan B
  6.31-6.38%, 11/30/11                                              (d)         Ba2              $    782,778        $    784,441
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          784,441
----------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED CHEMICALS - 0.12%
AGY Holding Corp.
  Term Loan B
  7.76%, 04/09/12                                                   (d)         B2                    122,250             122,938
----------------------------------------------------------------------------------------------------------------------------------
ISP Chemco Inc.
  Seven Year Term Loan
  6.94%, 02/16/13                                                   (d)         Ba3                   109,000             109,375
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          232,313
----------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 4.22%
Aspect Software, Inc.
  Term Loan
  7.44%, 09/22/10                                                   (d)         B2                    445,000             446,113
----------------------------------------------------------------------------------------------------------------------------------
Billing Services Group, LLC
  Term Loan B
  7.63%, 05/04/12                                                   (d)         B1                    146,000             146,000
----------------------------------------------------------------------------------------------------------------------------------
  Second Lien Term Loan
  11.13%, 05/04/13                                                  (d)         B1                     58,000              58,000
----------------------------------------------------------------------------------------------------------------------------------
Coinmach Corp.
  Term Loan B-1
  7.63-7.69%, 12/15/12                                              (d)         B2                  1,168,312           1,179,022
----------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.
  Term Loan B
  7.18-7.44%, 10/18/12                                              (d)         Ba3                 1,404,949           1,405,200
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B2 Delay Draw
  0.00%, 10/18/12                                                   (d)(e)      Ba3                   674,714             674,835
----------------------------------------------------------------------------------------------------------------------------------
Fidelity National Information Solutions Inc.
  Term Loan B
  6.83%, 03/08/13                                                   (d)         Ba1                 1,246,050           1,247,219
----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc.
  Term Loan
  6.84%, 04/02/11                                                   (d)         B2                    492,500             494,963
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan C
  7.00%, 04/02/11                                                   (d)         B2                    739,503             743,201
----------------------------------------------------------------------------------------------------------------------------------
Merrill Corp.
  Term Loan
  7.23-7.34%, 05/15/11                                              (d)         B1                    199,500             200,809
----------------------------------------------------------------------------------------------------------------------------------
N.E.W. Customer Service Cos., Inc.
  Term Loan
  7.75-8.13%, 07/01/11                                              (d)         B1                    118,225             119,112
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick Claims Management Services, Inc.
  Term Loan B
  6.98-7.06%, 01/31/13                                              (d)         B1                     91,571              91,532
----------------------------------------------------------------------------------------------------------------------------------
UGS Corp.
  Term Loan
  7.09%, 03/31/12                                                   (d)         B1                    660,809             663,837
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - (CONTINUED)
US Investigations Services, Inc.
  Term Loan
  7.43%, 10/14/12                                                   (d)         B2               $    611,326        $    617,439
----------------------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.
  Term Loan
  6.73-6.88%, 10/03/12                                              (d)         Ba3                    84,479              85,060
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        8,172,342
----------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED METALS & MINING - 1.35%
Boart Longyear Co.
  Canada Term Loan
  7.98%, 07/28/12                                                   (d)         B2                     73,174              73,723
----------------------------------------------------------------------------------------------------------------------------------
  U.S. Term Loan
  7.98%, 07/28/12                                                   (d)         B2                    506,588             510,387
----------------------------------------------------------------------------------------------------------------------------------
Magnum Coal Co.
  Term Loan
  8.35%, 03/21/13                                                   (d)         B3                    181,818             183,864
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  8.34%, 03/21/13                                                   (d)         B3                  1,818,182           1,838,636
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,606,610
----------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED REIT'S - 0.94%
Apollo-Newkirk Holding LLC
  Term Loan
  7.58%, 12/21/07                                                   (d)         Ba3                 1,419,444           1,426,541
----------------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT
  Term Loan B
  6.78%, 12/16/10                                                   (d)         Ba1                   309,985             310,953
----------------------------------------------------------------------------------------------------------------------------------
Newkirk Master Ltd. Partnership
  Term Loan
  6.83%, 08/11/08                                                   (d)         Ba2                    35,788              35,967
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  6.83%, 08/11/08                                                   (d)         Ba2                    41,334              41,541
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,815,002
----------------------------------------------------------------------------------------------------------------------------------

DRUG RETAIL - 0.49%
General Nutrition Centers, Inc.
  Term Loan B
  7.85-7.97%, 12/05/09                                              (d)         B1                    168,286             169,128
----------------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group Inc. (The)
  Term Loan B
  7.63%, 07/30/11                                                   (d)         B2                    595,923             598,819
----------------------------------------------------------------------------------------------------------------------------------
MAPCO Express, Inc.
  Term Loan
  7.69%, 04/28/11                                                   (d)         B2                    179,644             180,093
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          948,040
----------------------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES - 2.18%
AES Corp.
  Syn LOC
  6.75-6.88%, 03/29/10                                              (d)         Ba2                 1,121,212           1,126,585
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - (CONTINUED)
Calpine Corp.
  DIP First Priority Lien Term Loan
  7.23%, 12/24/07                                                   (d)         Ba3              $     27,903        $     28,170
----------------------------------------------------------------------------------------------------------------------------------
  DIP Second Priority Lien Term Loan
  8.98%, 12/24/07                                                   (d)         Ba3                   148,864             152,213
----------------------------------------------------------------------------------------------------------------------------------
  Revolver Loan
  0.00%, 12/24/07                                                   (d)(e)      Ba3                    65,846              65,228
----------------------------------------------------------------------------------------------------------------------------------
Cogentrix Energy, Inc.
  Term Loan
  6.50%, 04/14/12                                                   (d)         Ba2                    85,145              85,270
----------------------------------------------------------------------------------------------------------------------------------
LSP General Finance Co., LLC
  Second Lien Term Loan
  8.59%, 05/05/14                                                   (d)         B2                     19,400              19,465
----------------------------------------------------------------------------------------------------------------------------------
  Delay Draw Term Loan U
  0.00%, 05/06/13                                                   (d) (e)     Ba3                    14,255              14,279
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  6.84%, 05/06/13                                                   (d)         Ba3                   338,555             339,119
----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.
  Syn LOC
  6.98%, 02/01/13                                                   (d)         Ba2                    92,201              92,532
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  6.82%, 02/01/13                                                   (d)         Ba2                 1,881,110           1,887,737
----------------------------------------------------------------------------------------------------------------------------------
NSG Holdings II
  Term Loan
  7.98%, 12/13/11                                                   (d)         B1                    264,361             267,500
----------------------------------------------------------------------------------------------------------------------------------
Primary Energy Finance LLC
  Term Loan
  6.98%, 08/24/12                                                   (d)         Ba2                   145,933             146,754
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,224,852
----------------------------------------------------------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 1.01%
Cellnet Technology, Inc.
  Second Lien Term Loan
  11.73%, 04/26/13                                                  (d)         B3                    333,333             335,000
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.98%, 04/26/12                                                   (d)         B2                    411,548             417,207
----------------------------------------------------------------------------------------------------------------------------------
VeriFone, Inc.
  Term Loan B
  6.88%, 06/30/11                                                   (d)         B1                  1,204,486           1,207,497
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,959,704
----------------------------------------------------------------------------------------------------------------------------------

ELECTRONIC MANUFACTURING SERVICES - 0.13%
Revere Industries, LLC
  Term Loan
  7.98%, 12/14/10                                                   (d)         B2                    249,390             250,013
----------------------------------------------------------------------------------------------------------------------------------

ENVIRONMENTAL & FACILITIES SERVICES - 1.48%
Allied Waste Industries, Inc.
  Loan C
  4.85%, 01/15/12                                                   (d)         B1                    366,708             366,166
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan
  6.48-6.86%, 01/15/12                                              (d)         B1                    944,061             942,881
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL & FACILITIES SERVICES - (CONTINUED)
Covanta Holding Corp.
  First Term Loan B
  7.96-8.08%, 06/24/12                                              (d)         B1               $    166,777        $    169,696
----------------------------------------------------------------------------------------------------------------------------------
  Loan C
  4.96%, 06/24/12                                                   (d)         B1                    658,810             658,809
----------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp.
  Term Loan
  0.00%, 12/24/08                                                   (d) (f) (h) --                    718,468             718,468
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,856,020
----------------------------------------------------------------------------------------------------------------------------------

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.13%
Coffeyville Resources, LLC
  Second Lien Term Loan
  11.75%, 06/24/13                                                  (d)         B3                    105,000             107,822
----------------------------------------------------------------------------------------------------------------------------------
  Syn LOC
  4.90%, 07/08/11                                                   (d)         B1                     55,034              55,223
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.50-9.50%, 07/08/12                                              (d)         B1                     81,934              82,216
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          245,261
----------------------------------------------------------------------------------------------------------------------------------

FOOD DISTRIBUTORS - 1.06%
Bumble Bee Seafoods, LLC
  Term Loan B
  6.82-7.04%, 05/02/12                                              (d)         Ba3                    76,500              76,883
----------------------------------------------------------------------------------------------------------------------------------
Carrols Corp.
  Six Year Term Loan
  7.38%, 12/31/10                                                   (d)         B1                    224,716             226,682
----------------------------------------------------------------------------------------------------------------------------------
Leiner Health Products Group, Inc.
  Term Loan B
  8.48-8.61%, 05/27/11                                              (d)         B2                    540,375             545,103
----------------------------------------------------------------------------------------------------------------------------------
OSI Group LLC
  Dutch Term Loan
  6.73-6.83%, 09/02/11                                              (d)         Ba3                   135,164             135,671
----------------------------------------------------------------------------------------------------------------------------------
  German Term Loan
  6.72-6.83%, 09/02/11                                              (d)         Ba3                   108,131             108,537
----------------------------------------------------------------------------------------------------------------------------------
  U.S. Term Loan
  6.73-6.83%, 09/02/11                                              (d)         Ba3                   243,295             244,207
----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)
  Term Loan
  8.20-8.24%, 11/25/10                                              (d)         B1                    558,612             560,987
----------------------------------------------------------------------------------------------------------------------------------
Wm. Bolthouse Farms, Inc.
  Term Loan
  7.37%, 12/17/12                                                   (d)         B2                    159,600             161,046
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,059,116
----------------------------------------------------------------------------------------------------------------------------------

FOOD RETAIL - 1.03%
Arby's, LLC
  Term Loan B
  7.23-7.38%, 07/25/12                                              (d)         B1                    754,300             759,203
----------------------------------------------------------------------------------------------------------------------------------
Burger King Corp.
  Term Loan B1
  6.50%, 06/30/12                                                   (d)         Ba2                   352,293             351,797
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
FOOD RETAIL - (CONTINUED)
Chiquita Brands International, Inc.
  Term Loan B
  7.10%, 06/28/12                                                   (d)         B1               $     13,885        $     13,932
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan C
  7.10%, 06/28/12                                                   (d)         B1                    295,415             296,769
----------------------------------------------------------------------------------------------------------------------------------
Cracker Barrel
  Term Loan
  6.58-6.63%, 04/29/13                                              (d)         Ba2                   246,523             246,446
----------------------------------------------------------------------------------------------------------------------------------
Quizno's Corp. (The)
  Second Lien Term Loan
  10.88%, 11/05/13                                                  (d)         B2                     57,000              58,140
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan
  7.31%, 05/05/13                                                   (d)         B2                    108,267             108,199
----------------------------------------------------------------------------------------------------------------------------------
Roundy's Supermarkets, Inc.
  Term Loan
  7.87-8.17%, 11/03/11                                              (d)         B2                    163,590             165,021
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,999,507
----------------------------------------------------------------------------------------------------------------------------------

FOREST PRODUCTS - 1.71%
Georgia-Pacific Corp.
  Term Loan B
  6.88-6.98%, 12/24/12                                              (d)         Ba2                   812,250             813,329
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan C
  7.88-8.08%, 12/23/13                                              (d)         Ba2                 1,091,429           1,104,862
----------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.
  Term Loan C
  7.14-7.75%, 08/08/10                                              (d)         B1                  1,219,150           1,229,382
----------------------------------------------------------------------------------------------------------------------------------
Roseburg Forest Products Co.
  Term Loan B
  6.48%, 02/24/10                                                   (d)         Ba3                   156,629             156,922
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,304,495
----------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS - 0.92%
CompBenefits Corp.
  Term Loan B
  8.13%, 04/12/12                                                   (d)         B1                     73,000              73,365
----------------------------------------------------------------------------------------------------------------------------------
MultiPlan, Inc.
  Term Loan B
  7.12%, 04/12/13                                                   (d)         B2                    163,000             163,068
----------------------------------------------------------------------------------------------------------------------------------
Team Health, Inc.
  Term Loan B
  7.58-7.69%, 11/23/12                                              (d)         B2                     91,770              92,085
----------------------------------------------------------------------------------------------------------------------------------
VWR International Inc.
  Term Loan B
  7.34%, 04/07/11                                                   (d)         B2                    629,931             634,131
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS - (CONTINUED)
Warner Chilcott PLC
  Dovobet Delayed Loan
  7.63%, 01/18/12                                                   (d)          B2              $      26,683       $      26,783
----------------------------------------------------------------------------------------------------------------------------------
  Dovonex Delayed Loan
  7.19-7.61%, 01/18/12                                              (d)          B2                    133,415             133,915
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.48-7.63%, 01/18/12                                              (d)          B2                    416,340             417,679
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan C
  7.48-7.61%, 01/18/12                                              (d)          B2                    167,765             168,304
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan D
  7.48-7.61%, 01/18/12                                              (d)          B2                     77,503              77,752
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,787,082
----------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT - 0.36%
Angiotech Pharmaceuticals, Inc.
  Term Loan
  6.58%, 03/23/13                                                   (d)          Ba3                    63,015              63,015
----------------------------------------------------------------------------------------------------------------------------------
CONMED Corp.
  Term Loan
  6.83%, 04/13/13                                                   (d)          Ba3                   367,500             368,878
----------------------------------------------------------------------------------------------------------------------------------
Sunrise Medical Inc.
  Term Loan B1
  8.44-8.50%, 05/13/10                                              (d)          B1                    260,208             260,208
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           692,101
----------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE FACILITIES - 2.21%
Beverly Enterprises, Inc.
  Second Lien Term Loan
  12.96%, 10/10/11                                                  (d)         Caa1                    39,333              39,923
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.82-7.96%, 04/10/11                                              (d)          B1                    141,000             142,234
----------------------------------------------------------------------------------------------------------------------------------
IASIS Healthcare Corp.
  Term Loan B
  7.23-7.26%, 06/22/11                                              (d)          B1                  1,712,743           1,729,514
----------------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.
  Term Loan B
  6.91%, 04/15/12                                                   (d)          Ba3                 1,619,681           1,620,805
----------------------------------------------------------------------------------------------------------------------------------
National MENTOR, Inc.
  Term Loan B
  7.58-9.50%, 09/30/11                                              (d)          Ba3                   750,270             751,208
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,283,684
----------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE SERVICES - 2.07%
AGA Medical Corp.
  Term Loan
  7.38%, 04/29/13                                                   (d)          B2                    130,133             130,784
----------------------------------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC
  Term Loan
  12.88%, 02/10/13                                                  (d)         Caa1                   132,000             132,990
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  8.38-10.25%, 08/10/12                                             (d)          B2                     93,610              94,546
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES - (CONTINUED)
Gentiva Health Services, Inc.
  Term Loan
  7.24-7.37%, 03/31/13                                              (d)         Ba3              $    105,423        $    105,785
----------------------------------------------------------------------------------------------------------------------------------
Harlan Sprague Dawley, Inc.
  Term Loan
  7.48-9.50%, 12/19/11                                              (d)         B2                     79,800              80,199
----------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp.
  Term Loan B
  8.15%, 03/10/13                                                   (d)         B2                  2,000,000           2,000,358
----------------------------------------------------------------------------------------------------------------------------------
MedCath Corp.
  Term Loan
  7.50-9.25%, 06/30/11                                              (d)         B2                    322,000             321,195
----------------------------------------------------------------------------------------------------------------------------------
Radiation Therapy Services, Inc.
  Term Loan B
  6.98-8.50%, 12/16/12                                              (d)         B1                     63,840              63,880
----------------------------------------------------------------------------------------------------------------------------------
Skilled Healthcare LLC
  Term Loan
  7.68-7.78%, 06/15/12                                              (d)         B1                    372,188             375,212
----------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.
  Term Loan B
  6.92-7.50%, 08/20/11                                              (d)         B1                    699,417             703,788
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,008,737
----------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE SUPPLIES - 1.00%
Accellent Corp.
  Term Loan B
  7.10-7.23%, 11/22/12                                              (d)         B2                  1,274,087           1,275,680
----------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care AG & Co. KGaA
  Term Loan B
  6.35-6.40%, 03/31/13                                              (d)         Ba2                   661,000             657,813
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,933,493
----------------------------------------------------------------------------------------------------------------------------------

HOMEBUILDING - 0.38%
Headwaters, Inc.
  Fist Lien Term Loan B1
  7.08%, 04/30/11                                                   (d)         B1                    735,461             736,993
----------------------------------------------------------------------------------------------------------------------------------

HOMEFURNISHING RETAIL - 1.04%
Sears Canada Inc.
  Term Loan B
  6.71%, 12/22/12                                                   (d)         Ba1                 2,000,000           2,012,500
----------------------------------------------------------------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES - 0.17%
Hilton Hotels Corp.
  Term Loan B
  6.46-6.47%, 02/22/13                                              (d)         Ba2                   333,900             333,483
----------------------------------------------------------------------------------------------------------------------------------

HOUSEHOLD APPLIANCES - 0.46%
Goodman Global Holdings, Inc.
  Term Loan C
  6.94%, 12/23/11                                                   (d)         B1                    887,143             888,991
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 2.85%
Amscan Holdings, Inc.
  Term Loan B
  8.19-10.00%, 12/23/12                                             (d)          B1              $      68,936       $      69,367
----------------------------------------------------------------------------------------------------------------------------------
Central Garden & Pet Co.
  Term Loan
  6.52-6.53%, 09/30/12                                              (d)          Ba2                   120,633             120,985
----------------------------------------------------------------------------------------------------------------------------------
Jarden Corp.
  Term Loan
  6.99%, 01/24/12                                                   (d)          B1                    975,045             977,831
----------------------------------------------------------------------------------------------------------------------------------
Prestige Brands International, Inc.
  Term Loan B
  7.23-9.25%, 04/06/11                                              (d)          B1                  1,023,710           1,030,961
----------------------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc.
  Term Loan
  8.03-8.17%, 02/06/12                                              (d)          B1                  3,120,573           3,145,927
----------------------------------------------------------------------------------------------------------------------------------
Waterpik Technologies, Inc.
  First Lien Term Loan
  7.40%, 04/12/13                                                   (d)          B1                     82,500              82,913
----------------------------------------------------------------------------------------------------------------------------------
  Second Lien Term Loan
  11.65%, 10/12/13                                                  (d)          B1                     95,000              96,425
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,524,409
----------------------------------------------------------------------------------------------------------------------------------

HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.09%
AMN Healthcare Services, Inc.
  Term Loan B
  6.98%, 11/02/11                                                   (d)          Ba2                   167,675             168,933
----------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES - 3.65%
Aearo Corp.
  First Lien Term Loan
  7.45%, 03/22/13                                                   (d)          B2                    127,467             128,529
----------------------------------------------------------------------------------------------------------------------------------
  Second Lien Term Loan
  11.45%, 09/24/13                                                  (d)         Caa1                    77,333              78,783
----------------------------------------------------------------------------------------------------------------------------------
AMSTED Industries Inc.
  Delay Draw Term Loan B
  0.00%, 04/05/13                                                   (d) (e)      B1                    562,500             560,391
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  6.94-7.01%, 04/05/13                                              (d)          B1                  1,328,743           1,342,861
----------------------------------------------------------------------------------------------------------------------------------
Blount International Inc.
  Term Loan B
  6.74-6.79%, 08/09/10                                              (d)          Ba3                   465,608             469,100
----------------------------------------------------------------------------------------------------------------------------------
Bway Corp.
  Term Loan B
  7.31%, 06/30/11                                                   (d)          B1                    955,067             962,529
----------------------------------------------------------------------------------------------------------------------------------
Covalence Specialty Materials Corp.
  Second  Lien Term Loan
  8.38%, 08/16/13                                                   (d)          B2                     60,000              60,525
----------------------------------------------------------------------------------------------------------------------------------
Dresser Inc.
  Term Loan C
  7.60%, 04/10/09                                                   (d)          Ba3                   141,700             143,412
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - (CONTINUED)
Invensys PLC (United Kingdom)
  Bonding Cash Collateral
  7.84%, 03/05/09                                                   (d)         Ba3              $  1,090,790        $  1,090,790
----------------------------------------------------------------------------------------------------------------------------------
Mueller Group, Inc. (The)
  Term Loan B
  7.23-9.25%, 10/03/12                                              (d)         B2                    163,180             164,375
----------------------------------------------------------------------------------------------------------------------------------
Norcross Safety Products LLC
  Term Loan
  6.82-9.00%, 07/02/12                                              (d)         B1                    604,128             606,393
----------------------------------------------------------------------------------------------------------------------------------
Polypore International, Inc.
  Term Loan
  7.98%, 11/12/11                                                   (d)         B2                    222,525             224,194
----------------------------------------------------------------------------------------------------------------------------------
TriMas Corp.
  Term Loan B
  8.75-8.88%, 12/31/09                                              (d)         B2                  1,225,060           1,241,394
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        7,073,276
----------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL MACHINERY - 1.67%
CLFX Corp.
  Term Loan B
  7.00%, 12/19/11                                                   (d)         Ba3                   516,790             520,020
----------------------------------------------------------------------------------------------------------------------------------
EnerSys Capital Inc.
  Term Loan
  6.67-7.19%, 03/17/11                                              (d)         Ba3                   466,865             469,199
----------------------------------------------------------------------------------------------------------------------------------
Gleason Corp.
  Term Loan B
  7.58-7.60%,07/27/11                                               (d)         B1                    383,139             386,970
----------------------------------------------------------------------------------------------------------------------------------
Pro Mach, Inc.
  Term Loan
  0.00-7.36%, 12/14/11                                              (d) (f)     B1                    600,000             606,750
----------------------------------------------------------------------------------------------------------------------------------
Rexnord Corp.
  Term Loan
  7.23-7.41%, 12/31/11                                              (d)         B1                    880,793             885,197
----------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc.
  Term Loan B
  7.80-9.50%, 07/01/11                                              (d)         B1                    145,367             145,367
----------------------------------------------------------------------------------------------------------------------------------
Synventive Molding Solutions, Inc.
  Term Loan
  8.48%, 07/30/12                                                   (d)         B2                    215,583             215,044
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,228,547
----------------------------------------------------------------------------------------------------------------------------------

INSURANCE BROKERS - 0.25%
ARG Holdings, Inc.
  First Lien Term Loan
  8.13%, 11/30/11                                                   (d)         B2                     77,805              78,389
----------------------------------------------------------------------------------------------------------------------------------
  Second Lien Term Loan
  12.38%, 11/30/12                                                  (d)         B2                     31,000              31,387
----------------------------------------------------------------------------------------------------------------------------------
Swett & Crawford Group, Inc. (The)
  First Lien Term Loan
  7.83%, 11/16/11                                                   (d)         B1                    378,900             380,795
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          490,571
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES - 1.90%
Cavalier Telephone Corp.
  Term Loan B
  9.52%, 03/24/12                                                   (d)         B2               $  1,078,000        $  1,094,170
----------------------------------------------------------------------------------------------------------------------------------
Country Road Communications, Inc.
  First Lien Term Loan
  8.48%, 07/15/12                                                   (d)         B2                    822,164             826,275
----------------------------------------------------------------------------------------------------------------------------------
  Second Lien Term Loan
  12.55%, 07/15/13                                                  (d)         B2                    571,429             578,571
----------------------------------------------------------------------------------------------------------------------------------
D&E Communications, Inc.
  Term Loan B
  6.84-9.00%, 12/31/11                                              (d)         Ba3                   830,696             831,734
----------------------------------------------------------------------------------------------------------------------------------
Madison River Communications, LLC
  Term Loan B-1
  7.26%, 07/29/12                                                   (d)         B1                    340,000             341,488
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,672,238
----------------------------------------------------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES - 0.36%
Language Line LLC
  Term Loan B
  9.29-9.35%, 06/10/11                                              (d)         B2                    693,332             696,799
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE - 0.04%
JG Wentworth LLC
  Term Loan
  8.54%, 04/12/11                                                   (d)         B2                     82,000              82,820
----------------------------------------------------------------------------------------------------------------------------------

IT CONSULTING & OTHER SERVICES - 0.95%
SunGard Data Systems Inc.
  U.S. Term Loan
  7.66%, 02/11/13                                                   (d)         B1                  1,819,583           1,830,046
----------------------------------------------------------------------------------------------------------------------------------

LEISURE FACILITIES - 4.21%
24 Hour Fitness Worldwide Inc.
  Term Loan B
  7.70-8.00%, 06/08/12                                              (d)         B2                  1,300,000           1,303,250
----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment Inc.
  Term Loan B
  7.22%, 01/26/13                                                   (d)         Ba3                 2,117,047           2,123,809
----------------------------------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc.
  Revolving Loan
  0.00%, 02/27/09                                                   (d)(e)      B2                    500,000             485,000
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.96-8.32%, 08/27/09                                              (d)         B2                    388,337             390,764
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
LEISURE FACILITIES - (CONTINUED)
Greektown Casino LLC
  Term Loan B
  7.55%, 12/03/12                                                   (d)         B1               $    150,000        $    151,312
----------------------------------------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer, Inc.
  Term Loan B
  7.23%, 04/08/12                                                   (d)         Ba3                 2,581,873           2,595,428
----------------------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc.
  Term Loan
  6.48%, 11/10/10                                                   (d)         Ba2                   390,955             390,733
----------------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners
  Term Loan B
  6.98-7.19%, 06/09/11                                              (d)         Ba3                   245,000             246,225
----------------------------------------------------------------------------------------------------------------------------------
Wallace Theater Corp.
  First Lien Term Loan
  8.23%, 08/09/09                                                   (d)         B2                    449,762             453,136
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        8,139,657
----------------------------------------------------------------------------------------------------------------------------------

LEISURE PRODUCTS - 1.08%
Deluxe Entertainment Services
  First Lien Term Loan B
  8.73%, 01/28/11                                                   (d)         B1                    132,600             134,257
----------------------------------------------------------------------------------------------------------------------------------
  First Lien Term Loan C
  8.73%, 01/28/11                                                   (d)         B1                     24,025              24,745
----------------------------------------------------------------------------------------------------------------------------------
  Second Lien Term Loan
  13.23%, 07/30/11                                                  (d)         B3                    666,667             686,667
----------------------------------------------------------------------------------------------------------------------------------
Easton - Bell Sports, Inc.
  Term Loan
  6.81-6.94%, 03/23/12                                              (d)         B1                     91,680              91,833
----------------------------------------------------------------------------------------------------------------------------------
HIT Entertainment Ltd.
  Term Loan
  7.42%, 03/20/12                                                   (d)         B1                    476,963             479,586
----------------------------------------------------------------------------------------------------------------------------------
Panavision Inc.
  First Lien Term Loan
  8.09-8.23%, 04/06/11                                              (d)         B1                     32,000              32,480
----------------------------------------------------------------------------------------------------------------------------------
  Second Lien Term Loan
  12.13%, 04/06/12                                                  (d)         B3                      9,500               9,690
----------------------------------------------------------------------------------------------------------------------------------
True Temper Sports, Inc.
  Add Loan
  0.00%, 03/15/11                                                   (d) (e)     B2                    625,000             628,125
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,087,383
----------------------------------------------------------------------------------------------------------------------------------

MARINE - 0.63%
Horizon Lines LLC
  Term Loan C
  7.34%, 07/07/11                                                   (d)         B2                    736,875             741,480
----------------------------------------------------------------------------------------------------------------------------------
US Shipping LLC
  Term Loan
  6.98%, 04/30/10                                                   (d)         Ba3                   479,307             479,906
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,221,386
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MARINE PORTS & SERVICES - 0.14%
FleetCor Technologies Operating Co., LLC
  Term Loan B
  8.42-8.65%, 06/30/11                                              (d)         B2               $    266,256        $    264,924
----------------------------------------------------------------------------------------------------------------------------------

METAL & GLASS CONTAINERS - 1.48%
Graham Packaging Co., L.P.
  Second Lien Term Loan
  9.25%, 04/07/12                                                   (d)         B3                  1,071,429           1,089,732
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.38%, 04/18/11                                                   (d)         B2                    289,708             290,854
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  6.94-7.25%, 10/07/11                                              (d)         B2                  1,480,013           1,485,870
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,866,456
----------------------------------------------------------------------------------------------------------------------------------

MOVIES & ENTERTAINMENT - 1.81%
LodgeNet Entertainment Corp.
  Term Loan
  7.34%, 08/29/08                                                   (d)         Ba3                   424,000             427,710
----------------------------------------------------------------------------------------------------------------------------------
NEP Supershooters
  Term Loan A
  8.98-9.13%, 02/03/11                                              (d)         B1                     92,427              93,467
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  8.48%, 02/03/11                                                   (d)         B1                     38,125              38,553
----------------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC
  Term Loan B
  7.88%, 03/31/12                                                   (d)         Ba3                   990,000             997,631
----------------------------------------------------------------------------------------------------------------------------------
Warner Music Group
  Term Loan
  7.09-7.32%, 02/28/11                                              (d)         Ba2                 1,933,003           1,938,441
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,495,802
----------------------------------------------------------------------------------------------------------------------------------

OFFICE SERVICES & SUPPLIES - 1.32%
Buhrmann N.V.
  Term Loan D-1
  6.67-6.88%, 12/23/10                                              (d)         Ba3                 1,538,434           1,542,281
----------------------------------------------------------------------------------------------------------------------------------
Global Imaging Systems, Inc.
  Add Term Loan
  6.07-6.46%, 05/10/10                                              (d)         Ba2                   532,303             532,635
----------------------------------------------------------------------------------------------------------------------------------
Knoll, Inc.
  Term Loan
  6.73%, 10/03/12                                                   (d)         Ba3                   472,583             474,651
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,549,567
----------------------------------------------------------------------------------------------------------------------------------

OIL & GAS  - 0.16%
CDX Funding LLC
  Second Lien Term Loan
  10.25%, 04/01/13                                                  (d)         B2                    102,000             104,040
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS - (CONTINUED)
MarkWest Energy Partners, L.P.
  Term Loan
  7.32-7.36%, 12/29/10                                              (d)         B1               $    213,687        $    213,687
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          317,727
----------------------------------------------------------------------------------------------------------------------------------

OIL & GAS DRILLING - 0.11%
Venoco, Inc
  Second Lien Term Loan
  9.63-9.75%, 03/30/09                                              (d)         aa1                   204,000             204,893
----------------------------------------------------------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES - 2.34%
EPCO Holdings Inc.
  Term Loan C
  7.08-7.22%, 08/18/10                                              (d)         Ba3                   744,480             750,197
----------------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc.
  Loan C
  5.00%, 07/29/10                                                   (d)         --                    250,000             251,719
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  8.25-8.40%, 06/30/12                                              (d)         --                    588,525             592,571
----------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A
  Term Loan
  7.48%, 12/31/12                                                   (d)         Ba3                   778,050             780,725
----------------------------------------------------------------------------------------------------------------------------------
SemCrude L.P.
  Canada Term Loan
  7.23%, 03/16/11                                                   (d)         Ba3                   431,792             431,792
----------------------------------------------------------------------------------------------------------------------------------
  U.S. Term Loan
  7.16-7.33%, 03/16/11                                              (d)         Ba3                   182,546             182,546
----------------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc.
  Bridge Term Loan
  7.48%, 10/31/07                                                   (d)         Ba3                   286,475             286,594
----------------------------------------------------------------------------------------------------------------------------------
  Syn LOC
  4.85%, 10/31/12                                                   (d)         Ba3                   115,851             116,503
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan
  7.23-7.47%, 10/31/12                                              (d)         Ba3                   459,746             462,332
----------------------------------------------------------------------------------------------------------------------------------
Texstar Operating L.P.
  Term Loan
  8.29%, 12/06/11                                                   (d)         B2                     85,806              85,377
----------------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc.
  Term Loan B
  6.48%, 02/15/12                                                   (d)         Ba2                   589,762             592,527
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,532,883
----------------------------------------------------------------------------------------------------------------------------------

OIL & GAS REFINING & MARKETING - 0.48%
CITGO Petroleum Corp.
  Term Loan
  6.44%, 11/15/12                                                   (d)         Ba1                   623,438             623,437
----------------------------------------------------------------------------------------------------------------------------------
LB Pacific, LP
  Term Loan B
  7.71-7.73%, 03/03/12                                              (d)         B1                    297,000             300,713
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          924,150
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION - 0.07%
Pine Prairie Energy Center LLC
  Delay Draw Term Loan
  0.00%, 12/31/13                                                   (d) (e)     B1               $     59,281        $     59,430
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.58%, 12/31/13                                                   (d)         B1                     77,318              78,285
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          137,715
----------------------------------------------------------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.66%
Ameritrade Holdings Corp.
  Term Loan B
  6.60%, 12/31/12                                                   (d)         Ba1                    14,000              13,981
----------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.
  Term Loan
  6.83%, 06/22/10                                                   (d)         Ba3                   969,901             972,731
----------------------------------------------------------------------------------------------------------------------------------
Lionbridge Technologies, Inc.
  Term Loan B
  8.48%, 09/01/11                                                   (d)         B1                    143,016             144,088
----------------------------------------------------------------------------------------------------------------------------------
SSA Global Technologies, Inc.
  Term Loan
  6.97%, 09/22/11                                                   (d)         B2                    145,898             145,533
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,276,333
----------------------------------------------------------------------------------------------------------------------------------

PACKAGED FOODS & MEATS - 1.85%
Birds Eye Foods Inc.
  Term Loan B
  7.75%, 06/30/08                                                   (d)         B1                    458,257             460,549
----------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.
  Loan C
  4.92%, 04/12/13                                                   (d)         Ba3                    37,953              37,681
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  6.88-8.75%, 04/12/13                                              (d)         Ba3                    85,395              84,782
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan C
  6.88-8.75%, 04/12/13                                              (d)         Ba3                   284,651             282,605
----------------------------------------------------------------------------------------------------------------------------------
Michael Foods Inc.
  Term Loan B
  6.67-7.03%, 11/21/10                                              (d)         B1                    718,678             721,073
----------------------------------------------------------------------------------------------------------------------------------
Starbound Holdings Ltd.
  Term Loan
  0.00%, 03/31/08                                                   (f) (g)     B1                  2,000,000           2,000,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,586,690
----------------------------------------------------------------------------------------------------------------------------------

PAPER PACKAGING - 0.99%
Intertape Polymer Group Inc.
  Term Loan B
  7.14-7.28%, 07/28/11                                              (d)         Ba3                   492,500             498,862
----------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.
  Term Loan A1
  6.85%, 04/01/07                                                   (d)         B1                     22,401              22,373
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
PAPER PACKAGING - (CONTINUED)
Smurfit-Stone Container Corp.
  Syn LOC
  4.51%, 11/01/10                                                   (d)         Ba3              $    122,308        $    122,886
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.13-7.38%, 11/01/11                                              (d)         Ba3                   871,463             875,578
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan C
  7.13-7.31%, 11/01/11                                              (d)         Ba3                   300,991             302,412
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan C-1
  7.31%, 11/01/11                                                   (d)         Ba3                    96,458              96,913
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,919,024
----------------------------------------------------------------------------------------------------------------------------------

PAPER PRODUCTS - 0.17%
Xerium S.A. (Luxembourg)
  U.S. Term Loan
  7.23%, 05/18/12                                                   (d)         B1                    322,813             322,208
----------------------------------------------------------------------------------------------------------------------------------

PERSONAL PRODUCTS - 0.51%
American Safety Razor Co.
  Term Loan B
  7.97%, 02/28/12                                                   (d)         B2                     89,093              89,539
----------------------------------------------------------------------------------------------------------------------------------
Burt's Bees Inc.
  First Lien Term Loan
  7.44-7.92%, 03/29/11                                              (d)         B2                    105,950             106,745
----------------------------------------------------------------------------------------------------------------------------------
Department 56, Inc.
  Term Loan
  8.85%, 09/01/11                                                   (d)         B1                    175,500             173,745
----------------------------------------------------------------------------------------------------------------------------------
Hunter Fan Co.
  Term Loan
  7.76%, 03/24/12                                                   (d)         B1                    620,500             615,846
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          985,875
----------------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS - 0.68%
Quintiles Transnational Corp.
  Second Lien Term Loan
  9.08%, 03/31/14                                                   (d)         B3                  1,059,400           1,072,312
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.08%, 03/31/13                                                   (d)         B1                    238,200             238,051
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,310,363
----------------------------------------------------------------------------------------------------------------------------------

PUBLISHING  - 3.97%
American Media, Inc.
  Term Loan B
  8.12%, 01/30/13                                                   (d)         B1                  1,029,412           1,037,132
----------------------------------------------------------------------------------------------------------------------------------
Caribe Information Investment Inc.
  Term Loan
  7.33-7.46%, 04/01/13                                              (d)         B1                     91,200              91,770
----------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC
  Term Loan B
  6.48-6.69%, 05/08/09                                              (d)         Ba2                   546,359             545,524
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
PUBLISHING - (CONTINUED)
Dex Media West LLC
  Term Loan B
  6.38-6.72%, 03/09/10                                              (d)         Ba2              $  1,216,767        $  1,214,831
----------------------------------------------------------------------------------------------------------------------------------
Endurance Business Media, Inc.
  Term Loan B
  7.34%, 03/08/12                                                   (d)         B1                    270,782             271,459
----------------------------------------------------------------------------------------------------------------------------------
F+W Publications, Inc.
  Term Loan
  8.16%, 08/05/12                                                   (d)         B2                    748,125             749,060
----------------------------------------------------------------------------------------------------------------------------------
  Second Lien Term Loan B
  12.32%, 02/05/13                                                  (d)         B2                    500,000             500,000
----------------------------------------------------------------------------------------------------------------------------------
RH Donnelley Corp.
  Term Loan D2
  6.35-6.72%, 06/30/11                                              (d)         Ba3                 2,544,828           2,539,830
----------------------------------------------------------------------------------------------------------------------------------
Sun Media Corp. (Canada)
  Term Loan B
  6.88%, 02/07/09                                                   (d)         Ba2                   644,103             648,129
----------------------------------------------------------------------------------------------------------------------------------
Thomson Media
  Term Loan B
  7.21%, 11/08/11                                                   (d)         B1                     89,646              90,710
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        7,688,445
----------------------------------------------------------------------------------------------------------------------------------

RAILROADS - 0.27%
Helm Holding Corp.
  Term Loan B
  7.61-7.66%, 07/08/11                                              (d)         B2                    519,900             523,800
----------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  - 0.64%
Kyle Acquisition Group, LLC
  Term Loan B
  7.06%, 07/20/08                                                   (d)         Ba3                   195,000             195,488
----------------------------------------------------------------------------------------------------------------------------------
Lake Las Vegas Resort
  First Lien Term Loan
  7.86-7.91%, 02/01/10                                              (d)         B2                    129,896             130,268
----------------------------------------------------------------------------------------------------------------------------------
Lion Gables Realty LP
  Term Loan
  6.82-6.86%, 09/30/07                                              (d)         Ba2                   275,140             275,369
----------------------------------------------------------------------------------------------------------------------------------
Rhodes Homes
  First Lien Term Loan
  8.31%, 11/21/10                                                   (d)         Ba3                    53,190              53,855
----------------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc. (TOUSA)
  Term Loan
  7.75%, 08/01/08                                                   (d)         B1                    346,448             348,613
----------------------------------------------------------------------------------------------------------------------------------
Yellowstone Mountain Club, LLC
  Term Loan
  7.47%, 09/30/10                                                   (d)         B1                    238,800             238,800
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,242,393
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 0.51%
AMI Semiconductors, Inc.
  Term Loan
  6.58%, 04/01/12                                                   (d)         Ba3              $    975,156        $    978,813
----------------------------------------------------------------------------------------------------------------------------------

SPECIALIZED CONSUMER SERVICES - 0.00%
LPL Holdings Inc.
  Term Loan B
  7.96-8.23%, 06/28/13                                              (d)         B2                    625,100             630,765
----------------------------------------------------------------------------------------------------------------------------------

SPECIALIZED FINANCE - 0.47%
Clarke American Checks, Inc.
  Term Loan B
  7.92%, 12/15/11                                                   (d)         B1                    292,486             296,873
----------------------------------------------------------------------------------------------------------------------------------
Clayton Holdings, Inc.
  Term Loan
  8.06%, 11/30/11                                                   (d)         B1                    106,667             107,200
----------------------------------------------------------------------------------------------------------------------------------
NASDAQ Stock Market, Inc. (The)
  Term Loan B
  0.00%, 04/17/12                                                   (d) (f)     B1                    501,000             500,217
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          904,290
----------------------------------------------------------------------------------------------------------------------------------

SPECIALTY CHEMICALS - 4.27%
Basell B.V.
  Term Loan B2
  7.73%, 08/01/13                                                   (d)         --                    271,667             275,628
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B4
  7.73%, 08/01/13                                                   (d)         --                     54,333              55,004
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan C2
  8.23%, 08/01/14                                                   (d)         --                    271,677             275,628
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan C4
  8.23%, 08/01/14                                                   (d)         --                     54,333              55,238
----------------------------------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG (Germany)
  Second Lien Term Loan
  10.03%, 11/15/13                                                  (d)         B2                    320,000             324,800
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.42%, 03/30/12                                                   (d)         B1                    307,018             307,977
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B4
  7.42%, 03/30/12                                                   (d)         B1                    192,982             193,586
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan C
  7.92%, 03/29/13                                                   (d)         B1                    500,000             503,750
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - (CONTINUED)
Huntsman ICI Chemicals LLC
  Term Loan B
  6.83%, 08/16/12                                                   (d)          Ba3             $   2,223,138       $   2,222,096
----------------------------------------------------------------------------------------------------------------------------------
Ineos Group Ltd.
  Term Loan A4
  7.34%, 12/16/12                                                   (d)          Ba3                   157,500             158,957
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B2
  7.34%, 12/16/13                                                   (d)          Ba3                   224,438             227,033
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan C2
  7.84%, 12/16/14                                                   (d)          Ba3                   224,438             227,033
----------------------------------------------------------------------------------------------------------------------------------
KRATON Polymers LLC
  Term Loan
  7.13%, 12/23/10                                                   (d)          B1                    436,655             436,655
----------------------------------------------------------------------------------------------------------------------------------
Mosaic Global Holdings Inc.
  Term Loan B
  6.19-6.81%, 02/21/12                                              (d)          Ba2                   772,200             774,372
----------------------------------------------------------------------------------------------------------------------------------
Nalco Co.
  Term Loan B
  6.48-6.82%, 11/04/10                                              (d)          B1                  1,401,916           1,405,245
----------------------------------------------------------------------------------------------------------------------------------
PQ Corp.
  Term Loan
  7.00%, 02/10/12                                                   (d)          B1                    322,073             324,086
----------------------------------------------------------------------------------------------------------------------------------
Supresta Holdings LLC
  Term Loan
  8.21%, 07/20/11                                                   (d)          B1                    491,250             489,408
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,256,496
----------------------------------------------------------------------------------------------------------------------------------

SPECIALTY STORES - 0.26%
Eye Care Centers of America, Inc.
  Term Loan
  7.80-8.09%, 03/01/12                                              (d)          B2                    495,000             495,309
----------------------------------------------------------------------------------------------------------------------------------

SYSTEM SOFTWARE - 0.06%
SERENA Software, Inc.
  Term Loan
  7.41%, 03/10/13                                                   (d)          B1                    107,000             107,490
----------------------------------------------------------------------------------------------------------------------------------

TOBACCO - 0.86%
Alliance One International, Inc.
  Term Loan B
  8.48%, 05/13/10                                                   (d)          B2                    667,260             672,264
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth Brands, Inc.
  Term Loan
  7.44%, 12/22/12                                                   (d)          B1                    329,581             331,229
----------------------------------------------------------------------------------------------------------------------------------
Reynolds American Inc.
  Term Loan
  0.00%, 05/31/12                                                   (d) (f)      --                    668,000             669,391
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,672,884
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.11%
Transport Industries, LP
  Term Loan B
  7.56-7.81%, 09/30/11                                              (d)         B2               $    213,963        $    215,835
----------------------------------------------------------------------------------------------------------------------------------

WATER UTILITIES - 0.10%
Thermal North America, Inc.
  Term Loan
  6.78%, 10/12/13                                                   (d)         Ba3                    40,000              40,050
----------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  6.73%, 10/12/13                                                   (d)         Ba3                   149,393             149,579
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          189,629
----------------------------------------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES - 1.97%
Cellular South Inc.
  Term Loan B
  6.71-8.50%, 05/04/11                                              (d)         Ba3                   117,900             118,489
----------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp.
  Term Loan
  7.21-7.57%, 02/09/11                                              (d)         B1                  1,332,188           1,338,848
----------------------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.
  Term Loan B
  6.75%, 02/08/12                                                   (d)         B1                  1,000,000             998,500
----------------------------------------------------------------------------------------------------------------------------------
Hawaiian Telcom, Inc.
  Term Loan B
  7.23%, 10/31/12                                                   (d)         B1                    250,000             250,804
----------------------------------------------------------------------------------------------------------------------------------
IWL Communications, Inc. / CapRock Holdings, Inc.
  Term Loan B
  8.57%, 02/01/12                                                   (d)         B2                     62,400              62,166
----------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.
  Term Loan D
  6.32%, 05/31/12                                                   (d)         Ba1                   227,273             227,036
----------------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications, LLC
  Term Loan B
  6.73-6.81%, 02/14/12                                              (d)         Ba3                   821,667             822,107
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,817,950
----------------------------------------------------------------------------------------------------------------------------------

Total Senior Secured Floating Rate Interests (Cost $182,464,064)                                                      180,119,352
----------------------------------------------------------------------------------------------------------------------------------

FLOATING RATE NOTES - 3.24%
BROADCASTING & CABLE TV - 1.06%
EchoStar Communications Corp.,
  Sr. Unsec. Floating Rate Global Notes,
  8.24%, 10/01/08                                                   (d)(i)      Ba3                 2,000,000           2,042,500
----------------------------------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                                                    MOODY'S           PRINCIPAL
                                                                                  RATING (A)            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.25%
Qwest Corp.
  Sr. Unsec. Floating Rate Global Notes,
  8.16%, 06/15/13                                                   (d)(i)      --               $  2,250,000         $  2,415,938
----------------------------------------------------------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES - 0.26%
Time Warner Telecom Inc.
  Sr. Sec. Second Priority Floating Rate Global Notes,
  9.17%, 02/15/11                                                   (d)(i)      B2                    500,000              512,500
----------------------------------------------------------------------------------------------------------------------------------

SPECIALTY STORES - 0.13%
Linens 'n Things, Inc.
   Sr. Sec. Floating Rate Notes,
   10.70%, 01/15/14
   (Acquired 02/14/06; Cost $260,000)                               (d)(i)(j)   B3                    260,000              250,900
----------------------------------------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES - 0.54%
Rogers Wireless Communications Inc. (Canada),
   Sr. Sec. Gtd. Floating Rate Global Notes,
   8.04%, 12/15/10                                                  (d)(i)      Ba2                 1,000,000            1,040,000
----------------------------------------------------------------------------------------------------------------------------------

Total Floating Rate Notes (Cost $6,010,000)                                                                              6,261,838
----------------------------------------------------------------------------------------------------------------------------------




                                                                                                        SHARES
----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC STOCKS - 1.07%
ENVIRONMENTAL & FACILITIES SERVICES - 1.07%

Safety-Kleen Corp.
  (Acquired 12/24/03; Cost $2,062,077)                              (d)(f)(h)(k)                       102,803           2,027,275
----------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp.-Pfd.
  (Acquired 12/24/03; Cost $286,280)                                (d)(f)(h)(k)                         1,751              43,775
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         2,071,050
----------------------------------------------------------------------------------------------------------------------------------

Total Domestic Stocks (Cost $2,348,357)                                                                                  2,071,050
----------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS-5.88%

Liquid Assets Portfolio-Institutional Class                         (l)                              5,692,789           5,692,789
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                            (l)                              5,692,789           5,692,789
----------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $11,385,578)                                                                             11,385,578
----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 103.27% (Cost $202,207,999)                                                                        199,207,052
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - (3.27)%                                                                                 (5,697,867)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                                                                $  193,509,185
==================================================================================================================================


Abbreviations:

DIP      - Debtor-in-possession
Ltd.     - Limited
Pfd.     - Preferred
Sec.     - Secured
Sr.      - Senior
Syn LOC  - Synthetic Letter of Credit
Unsec.   - Unsecured

AIM FLOATING RATE FUND

    Notes to Schedule of Investments:

(a) Ratings are assigned by Moody's Investors Service, Inc. ("Moody's").

(b) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offer Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at May 31, 2006 was $183,434,475, which represented 94.79% of the Fund's Net Assets. See Note 1A.

(e) A portion of this holding is subject to unfunded loan commitments. See Note
    3.

(f) Security considered to be illiquid. The aggregate value of these securities considered illiquid at May 31, 2006 was $9,646,543, which represented 4.99% of the Fund's Net Assets.

(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at May 31, 2006 was $5,017,765, which represented 2.59% of the Fund's Net Assets. See Note 1A.

(h) Consists of more than one class of securities traded together as a unit.

(i) Interest rate is redetermined quarterly. Rate shown is the rate in effect on May 31, 2006.

(j) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at May 31, 2006 represented 0.13% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(k) Non-income producing security.

(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


    See accompanying notes which are an integral part of this schedule.

AIM FLOATING RATE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2006
(Unaudited)



NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

           Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

           Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are presented at amortized cost which approximates value.

           Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

           Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Other income, including amendment fees, commitment fees, letter of credit fees, etc., included in the Statement of Operations, are recorded as income when received by the Fund. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

           Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

           The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type

AIM FLOATING RATE FUND
      of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS -- The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E. INTERMEDIATE PARTICIPANTS -- The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the five months ended May 31, 2006.

                                                                        CHANGE IN
                                                                        UNREALIZED                                  REALIZED
                         VALUE      PURCHASES AT    PROCEEDS FROM      APPRECIATION        VALUE       DIVIDEND       GAIN
FUND                   12/31/05         COST            SALES         (DEPRECIATION)     05/31/06       INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class              $  1,362,076   $  32,352,247   $  (28,021,534)  $        --        $  5,692,789  $   56,877    $    --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class                 1,362,076      32,352,247      (28,021,534)           --           5,692,789      57,311         --
==============================================================================================================================
   TOTAL           $  2,724,152   $  64,704,494   $  (56,043,068)  $        --        $ 11,385,578  $  114,188    $    --
==============================================================================================================================

NOTE 3 -- UNFUNDED LOAN COMMITMENTS

As of May 31, 2006, the Fund had unfunded loan commitments of $3,661,765, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

BORROWER                                                                                UNFUNDED COMMITMENTS
---------------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc.                                                                           $485,000
---------------------------------------------------------------------------------------------------------------
AMSTED Industries Inc.                                                                                 560,391
---------------------------------------------------------------------------------------------------------------
Calpine Corp.                                                                                           65,228
---------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                                                                                      674,835
---------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp.                                                                                     63,383
---------------------------------------------------------------------------------------------------------------
Hertz Corp. (The)                                                                                      928,740
---------------------------------------------------------------------------------------------------------------
LSP General Finance Co., LLC.                                                                           14,279
---------------------------------------------------------------------------------------------------------------
Pine Prairie Energy Center LLC.                                                                         59,429
---------------------------------------------------------------------------------------------------------------
True Temper                                                                                            628,125
---------------------------------------------------------------------------------------------------------------
Yonkers Racing Corp.                                                                                   182,355
===============================================================================================================
                                                                                                    $3,661,765
===============================================================================================================

AIM FLOATING RATE FUND


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the five months ended May 31, 2006 was $61,832,476 and $92,015,877, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

            UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                 $  1,171,990
-------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                 (3,381,279)
=======================================================================================================
Net unrealized appreciation (depreciation) of investment securities                        $ (2,209,289)
=======================================================================================================
Cost of investments for tax purposes is $202,047,107.

NOTE 5 -- SIGNIFICANT EVENT

The Board of Trustees of AIM Floating Rate Fund (the "Trust"), unanimously approved, on December 6, 2005, an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Trust's sole series portfolio, AIM Floating Rate Fund, a closed-end fund (the "Fund"), would transfer all of its assets to AIM Floating Rate Fund, an open-end fund (the "Open-End Fund"), a series portfolio of AIM Counselor Series Trust (the "Conversion"). The sole purpose of the Conversion is to convert the Fund into an open-end registered investment company. As part of the Conversion, the Open-End Fund changed its fiscal year-end to August 31. The Plan required approval of the Trust shareholders. The Trust submitted the Plan to the shareholders for their consideration at a meeting held on April 11, 2006 and the Plan was approved. The Fund was closed to new investors on April 11, 2006.

           As of the opening of business on April 17, 2006, shareholders of (i) Class B shares of the Fund that are not subject to an early withdrawal charge ("EWC") received Class A shares of the Open-End Fund, (ii) Class B shares of the Fund that are subject to an EWC received Class B1 shares of the Open-End Fund, and (iii) Class C shares of the Fund received Class C shares of the Open-End Fund.

NOTE 6 -- SUBSEQUENT EVENT

The Board of Trustees of AIM Counselor Series Trust approved the conversion of Class B1 shares of AIM Floating Rate Fund (the "Fund") into Class A shares of the Fund. The conversion of Class B1 shares to Class A shares is scheduled to occur on July 27, 2006 (the "Conversion Date"). On the Conversion Date, each shareholder of record of Class B1 shares of the Fund will receive that number of Class A shares of the Fund having an aggregate net asset value equal to the net asset value of the Class B1 shares of the Fund held by such shareholder immediately prior to the Conversion Date. No Fund or Class B1 shareholder is expected to recognize gain or loss for federal income tax purposes in connection with the Class B1 conversion.

                             AIM MULTI-SECTOR FUND
            Quarterly Schedule of Portfolio Holdings o May 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com              I-MSE-QTR-1 5/06            A I M Advisors, Inc.

AIM MULTI-SECTOR FUND

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)


                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS--82.18%

ADVERTISING--2.02%

Omnicom Group Inc.                                                                 107,415     $    10,216,241
--------------------------------------------------------------------------------------------------------------

APPAREL, ACCESSORIES & LUXURY
  GOODS--0.83%

Polo Ralph Lauren Corp.                                                             74,070           4,184,955
--------------------------------------------------------------------------------------------------------------

APPLICATION SOFTWARE--2.77%

Adobe Systems Inc. (a)                                                             141,828           4,060,536
--------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                                    143,748           5,386,237
--------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. (a)                                                           120,198           4,517,041
--------------------------------------------------------------------------------------------------------------
                                                                                                    13,963,814
--------------------------------------------------------------------------------------------------------------

ASSET MANAGEMENT & CUSTODY
  BANKS--2.02%

Bank of New York Co., Inc. (The)                                                   115,400           3,834,742
--------------------------------------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                                                  139,700           4,487,164
--------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                  30,400           1,887,840
--------------------------------------------------------------------------------------------------------------
                                                                                                    10,209,746
--------------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY--2.14%

Amgen Inc. (a)                                                                      39,183           2,648,379
--------------------------------------------------------------------------------------------------------------
Genzyme Corp. (a)                                                                   61,432           3,655,204
--------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. (a)                                                    220,178           2,413,151
--------------------------------------------------------------------------------------------------------------
PDL BioPharma Inc. (a)                                                             102,186           2,069,266
--------------------------------------------------------------------------------------------------------------
                                                                                                    10,786,000
--------------------------------------------------------------------------------------------------------------

BROADCASTING & CABLE TV--1.22%

Cablevision Systems Corp.-Class A                                                  173,043           3,402,025
--------------------------------------------------------------------------------------------------------------
Comcast Corp.-Class A (a)                                                           85,259           2,739,372
--------------------------------------------------------------------------------------------------------------
                                                                                                     6,141,397
--------------------------------------------------------------------------------------------------------------

CASINOS & GAMING--2.44%

Harrah's Entertainment, Inc.                                                       132,540          10,078,342
--------------------------------------------------------------------------------------------------------------
International Game Technology                                                       59,806           2,226,577
--------------------------------------------------------------------------------------------------------------
                                                                                                    12,304,919
--------------------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT--3.00%

Cisco Systems, Inc. (a)                                                            253,529           4,989,451
--------------------------------------------------------------------------------------------------------------
Corning Inc. (a)                                                                    65,600           1,590,800
--------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                       83,907           3,793,435
--------------------------------------------------------------------------------------------------------------
Tellabs, Inc. (a)                                                                  331,770           4,744,311
--------------------------------------------------------------------------------------------------------------
                                                                                                    15,117,997
--------------------------------------------------------------------------------------------------------------

COMPUTER HARDWARE--1.72%

Apple Computer, Inc. (a)                                                            67,393           4,028,079
--------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                143,994           4,662,526
--------------------------------------------------------------------------------------------------------------
                                                                                                     8,690,605
--------------------------------------------------------------------------------------------------------------


                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

COMPUTER STORAGE & PERIPHERALS--0.80%

EMC Corp. (a)                                                                      315,662     $     4,040,474
--------------------------------------------------------------------------------------------------------------

CONSUMER FINANCE--0.56%

Capital One Financial Corp.                                                         34,300           2,839,011
--------------------------------------------------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED
  SERVICES--0.96%

First Data Corp.                                                                   105,396           4,859,809
--------------------------------------------------------------------------------------------------------------

DIVERSIFIED BANKS--1.19%

U.S. Bancorp                                                                        44,300           1,367,541
--------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                      39,400           2,107,900
--------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                   37,800           2,508,786
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,984,227
--------------------------------------------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES--0.41%

Cendant Corp. (a)                                                                  128,934           2,084,863
--------------------------------------------------------------------------------------------------------------

GAS UTILITIES--1.02%

Questar Corp.                                                                       70,000           5,158,300
--------------------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT--2.54%

Biomet, Inc.                                                                        86,105           3,031,757
--------------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                        86,525           3,494,745
--------------------------------------------------------------------------------------------------------------
Respironics, Inc. (a)                                                               52,614           1,789,928
--------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. (a)                                                          61,495           2,096,980
--------------------------------------------------------------------------------------------------------------
Wright Medical Group, Inc. (a)                                                     105,987           2,395,306
--------------------------------------------------------------------------------------------------------------
                                                                                                    12,808,716
--------------------------------------------------------------------------------------------------------------

HEALTH CARE SERVICES--1.43%

Medco Health Solutions, Inc. (a)                                                    72,379           3,901,228
--------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                                      71,316           3,306,210
--------------------------------------------------------------------------------------------------------------
                                                                                                     7,207,438
--------------------------------------------------------------------------------------------------------------

HEALTH CARE SUPPLIES--0.83%

Alcon, Inc.                                                                         38,975           4,212,418
--------------------------------------------------------------------------------------------------------------

HOME IMPROVEMENT RETAIL--0.53%

Home Depot, Inc. (The)                                                              69,588           2,652,695
--------------------------------------------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES--4.18%

Carnival Corp. (b)                                                                 119,074           4,752,243
--------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                165,959           4,557,234
--------------------------------------------------------------------------------------------------------------
Marriott International, Inc.-Class A                                                53,769           3,889,112
--------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                        49,662           1,891,129
--------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts
  Worldwide, Inc.                                                                   98,076           5,992,444
--------------------------------------------------------------------------------------------------------------
                                                                                                    21,082,162
--------------------------------------------------------------------------------------------------------------

INSURANCE BROKERS--0.96%

Marsh & McLennan Cos., Inc.                                                        171,900           4,818,357
--------------------------------------------------------------------------------------------------------------

                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

INTEGRATED OIL & GAS--4.71%

Chevron Corp.                                                                       74,000     $     4,424,460
--------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                      70,000           4,430,300
--------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                   75,000           4,568,250
--------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                   102,000           5,378,460
--------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                          50,000           4,954,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    23,755,970
--------------------------------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES--1.54%

Akamai Technologies, Inc. (a)                                                      138,511           4,334,009
--------------------------------------------------------------------------------------------------------------
Yahoo! Inc. (a)                                                                    109,054           3,445,016
--------------------------------------------------------------------------------------------------------------
                                                                                                     7,779,025
--------------------------------------------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE--1.53%

Merrill Lynch & Co., Inc.                                                           56,200           4,069,442
--------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                      61,200           3,648,744
--------------------------------------------------------------------------------------------------------------
                                                                                                     7,718,186
--------------------------------------------------------------------------------------------------------------

IT CONSULTING & OTHER SERVICES--1.75%

Accenture Ltd.-Class A                                                             184,486           5,193,281
--------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions
  Corp.-Class A (a)                                                                 61,234           3,612,806
--------------------------------------------------------------------------------------------------------------
                                                                                                     8,806,087
--------------------------------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES--1.04%

Pharmaceutical Product
  Development, Inc.                                                                 68,200           2,477,706
--------------------------------------------------------------------------------------------------------------
Thermo Electron Corp. (a)                                                           74,904           2,751,973
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,229,679
--------------------------------------------------------------------------------------------------------------

MANAGED HEALTH CARE--2.13%

Aetna Inc.                                                                         118,206           4,546,203
--------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                             89,221           3,922,155
--------------------------------------------------------------------------------------------------------------
WellPoint Inc. (a)                                                                  31,921           2,284,905
--------------------------------------------------------------------------------------------------------------
                                                                                                    10,753,263
--------------------------------------------------------------------------------------------------------------

MOVIES & ENTERTAINMENT--3.19%

News Corp.-Class A                                                                 435,161           8,298,520
--------------------------------------------------------------------------------------------------------------
Time Warner Inc.                                                                   224,410           3,862,096
--------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                              128,620           3,922,910
--------------------------------------------------------------------------------------------------------------
                                                                                                    16,083,526
--------------------------------------------------------------------------------------------------------------

MULTI-LINE INSURANCE--0.60%

Hartford Financial Services
  Group, Inc. (The)                                                                 34,600           3,042,724
--------------------------------------------------------------------------------------------------------------

OIL & GAS DRILLING--2.02%

Hercules Offshore, Inc. (a)                                                        145,000           5,302,650
--------------------------------------------------------------------------------------------------------------
Transocean Inc. (a)                                                                 60,000           4,882,200
--------------------------------------------------------------------------------------------------------------
                                                                                                    10,184,850
--------------------------------------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES--4.12%

Cameron International Corp. (a)                                                    120,000           5,628,000
--------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                     70,000           5,221,300
--------------------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc. (a)                                                     72,000           4,756,320
--------------------------------------------------------------------------------------------------------------


                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES--(CONTINUED)

Weatherford International Ltd. (a)                                                 100,000     $     5,204,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    20,809,620
--------------------------------------------------------------------------------------------------------------

OIL & GAS EXPLORATION &
  PRODUCTION--3.05%

Apache Corp.                                                                        70,000           4,541,600
--------------------------------------------------------------------------------------------------------------
Bill Barrett Corp. (a)                                                             180,000           5,778,000
--------------------------------------------------------------------------------------------------------------
Cheniere Energy, Inc. (a)                                                          130,000           5,060,900
--------------------------------------------------------------------------------------------------------------
                                                                                                    15,380,500
--------------------------------------------------------------------------------------------------------------

OIL & GAS REFINING & MARKETING--0.97%

Valero Energy Corp.                                                                 80,000           4,908,000
--------------------------------------------------------------------------------------------------------------

OIL & GAS STORAGE &
  TRANSPORTATION--2.37%

Kinder Morgan, Inc.                                                                 65,000           6,531,200
--------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                          240,000           5,424,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    11,955,200
--------------------------------------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL
  SERVICES--3.17%

Bank of America Corp.                                                               90,482           4,379,329
--------------------------------------------------------------------------------------------------------------
Citigroup Inc.                                                                     131,700           6,492,810
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                               119,976           5,115,776
--------------------------------------------------------------------------------------------------------------
                                                                                                    15,987,915
--------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS--2.59%

Johnson & Johnson                                                                   70,308           4,233,948
--------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                        135,868           3,214,637
--------------------------------------------------------------------------------------------------------------
Sepracor Inc. (a)                                                                   50,987           2,639,597
--------------------------------------------------------------------------------------------------------------
Wyeth                                                                               65,573           2,999,309
--------------------------------------------------------------------------------------------------------------
                                                                                                    13,087,491
--------------------------------------------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE--2.84%

ACE Ltd.                                                                            92,600           4,793,902
--------------------------------------------------------------------------------------------------------------
MBIA Inc.                                                                           79,500           4,541,835
--------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                113,300           4,987,466
--------------------------------------------------------------------------------------------------------------
                                                                                                    14,323,203
--------------------------------------------------------------------------------------------------------------

REGIONAL BANKS--2.60%

Cullen/Frost Bankers, Inc.                                                          31,300           1,774,710
--------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                                119,500           4,541,000
--------------------------------------------------------------------------------------------------------------
North Fork Bancorp., Inc.                                                           89,700           2,643,459
--------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                39,200           2,967,832
--------------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                       14,700           1,191,141
--------------------------------------------------------------------------------------------------------------
                                                                                                    13,118,142
--------------------------------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT--0.87%

FormFactor Inc. (a)                                                                113,745           4,406,481
--------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS--2.76%
Freescale Semiconductor
  Inc.-Class B (a)                                                                 173,162           5,404,386
--------------------------------------------------------------------------------------------------------------
Intersil Corp.-Class A                                                             156,313           4,190,751
--------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                          126,249           4,330,341
--------------------------------------------------------------------------------------------------------------
                                                                                                    13,925,478
--------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

SPECIALIZED CONSUMER SERVICES--0.87%

H&R Block, Inc.                                                                    193,800     $     4,408,950
--------------------------------------------------------------------------------------------------------------

SPECIALTY STORES--0.49%

PETsMART, Inc.                                                                      91,910           2,452,159
--------------------------------------------------------------------------------------------------------------

SYSTEMS SOFTWARE--0.61%

Oracle Corp. (a)                                                                   218,083           3,101,140
--------------------------------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE--2.79%

Fannie Mae                                                                         124,300           6,183,925
--------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                         36,300           2,179,452
--------------------------------------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                                          221,100           3,026,859
--------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                               58,800           2,675,400
--------------------------------------------------------------------------------------------------------------
                                                                                                    14,065,636
--------------------------------------------------------------------------------------------------------------

     Total Domestic Common Stocks &
      Other Equity Interests
      (Cost $392,856,255)                                                                          414,647,369
--------------------------------------------------------------------------------------------------------------

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS--10.78%

BELGIUM--1.21%

Groupe Bruxelles Lambert S.A.
  (Multi-Sector Holdings) (c)                                                       56,212           6,089,910
--------------------------------------------------------------------------------------------------------------

CANADA--0.93%

Talisman Energy Inc. (Oil & Gas
  Exploration & Production)                                                        255,000           4,689,450
--------------------------------------------------------------------------------------------------------------

FINLAND--1.02%

Nokia Oyj -ADR (Communications
  Equipment)                                                                       238,889           5,128,947
--------------------------------------------------------------------------------------------------------------

FRANCE--1.10%

Accor S.A. (Hotels, Resorts &
  Cruise Lines)                                                                     41,555           2,436,845
--------------------------------------------------------------------------------------------------------------
Sanofi-Aventis -ADR
  (Pharmaceuticals)                                                                 66,100           3,124,547
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,561,392
--------------------------------------------------------------------------------------------------------------

JAPAN--0.54%

Eisai Co., Ltd. (Pharmaceuticals) (c)                                               60,000           2,742,945
--------------------------------------------------------------------------------------------------------------

MEXICO--0.85%

America Movil S.A. de C.V.
  -Series L -ADR (Wireless
  Telecommunication Services)                                                      131,539           4,296,064
--------------------------------------------------------------------------------------------------------------

SWEDEN--0.60%

Telefonaktiebolaget LM Ericsson
  -ADR (Communications Equipment)                                                   94,466           3,025,746
--------------------------------------------------------------------------------------------------------------

SWITZERLAND--1.55%

Novartis A.G. -ADR (Pharmaceuticals)                                                76,846           4,263,416
--------------------------------------------------------------------------------------------------------------
Roche Holding A.G (Pharmaceuticals) (c)                                             23,116           3,581,743
--------------------------------------------------------------------------------------------------------------
                                                                                                     7,845,159
--------------------------------------------------------------------------------------------------------------

UNITED KINGDOM--2.98%

BP PLC -ADR (Integrated Oil & Gas)                                                  60,000           4,242,000
--------------------------------------------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)                                                 179,630           2,946,387
--------------------------------------------------------------------------------------------------------------
InterContinental Hotels Group PLC
  (Hotels, Resorts & Cruise Lines) (c)                                             225,094           3,833,845
--------------------------------------------------------------------------------------------------------------


                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

UNITED KINGDOM--(CONTINUED)

iSOFT Group PLC (Health Care Technology) (c)                                       743,345     $     1,220,173
--------------------------------------------------------------------------------------------------------------
WPP Group PLC (Advertising)                                                        226,282           2,786,872
--------------------------------------------------------------------------------------------------------------
                                                                                                    15,029,277
--------------------------------------------------------------------------------------------------------------

     Total Foreign Common Stocks &
      Other Equity Interests
      (Cost $47,701,688)                                                                            54,408,890
--------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS--5.99%

Premier Portfolio-Institutional Class (d)                                       30,191,556          30,191,556
--------------------------------------------------------------------------------------------------------------
     Total Money Market Funds
      (Cost $30,191,556)                                                                            30,191,556
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.95%
  (Cost $470,749,499)                                                                              499,247,815
--------------------------------------------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES--1.05%                                                                 5,296,674
--------------------------------------------------------------------------------------------------------------

NET ASSETS--100.00%                                                                            $   504,544,489
==============================================================================================================

Investment Abbreviations:

ADR        --American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Each unit represents one common share and one trust share.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at May 31, 2006 was $17,468,616, which represented 3.46% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM MULTI-SECTOR FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM MULTI-SECTOR FUND
    value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM MULTI-SECTOR FUND


E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended May 31, 2006.

                                                                       CHANGE IN
                                                                       UNREALIZED                                   REALIZED
                    VALUE         PURCHASES         PROCEEDS          APPRECIATION        VALUE        DIVIDEND       GAIN
FUND               08/31/05        AT COST         FROM SALES        (DEPRECIATION)      05/31/06       INCOME       (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class             $11,751,78     $283,345,929     $(264,906,154)     $           --     $30,191,55     $782,602     $     --
============================================================================================================================

AIM MULTI-SECTOR FUND


NOTE 3 -- OPTION CONTRACTS WRITTEN


                                      TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------------------------
                                                                          CALL OPTION CONTRACTS
                                                                       ---------------------------
                                                                       NUMBER OF          PREMIUMS
                                                                       CONTRACTS          RECEIVED
--------------------------------------------------------------------------------------------------
Beginning of Period                                                           --          $     --
--------------------------------------------------------------------------------------------------
Written                                                                      699            89,738
--------------------------------------------------------------------------------------------------
Closed                                                                      (142)          (33,829)
--------------------------------------------------------------------------------------------------
Exercised                                                                   (521)          (51,635)
--------------------------------------------------------------------------------------------------
Expired                                                                      (36)           (4,274)
==================================================================================================
End of period                                                                 --          $     --
==================================================================================================


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended May 31, 2006 was $95,724,764 and $50,287,410, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                      $  43,076,761
---------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                      (15,205,206)
=============================================================================================
Net unrealized appreciation of investment securities                            $  27,871,555
=============================================================================================
Cost of investments for tax purposes is $471,376,260.

                            AIM STRUCTURED CORE FUND
            Quarterly Schedule of Portfolio Holdings - May 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com              SCOR-QTR-1 5/06             A I M Advisors, Inc.

AIM STRUCTURED CORE FUND

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

                                                           SHARES       VALUE
                                                        -----------  -----------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--99.02%
AEROSPACE & DEFENSE--5.04%
Boeing Co. (The)                                               850   $    70,762
Lockheed Martin Corp.                                          800        57,992
United Technologies Corp.                                      650        40,638
                                                                     -----------
                                                                         169,392
                                                                     -----------
AIR FREIGHT & LOGISTICS--2.28%
United Parcel Service,
  Inc.-Class B                                                 950        76,522
                                                                     -----------
AIRLINES--0.55%
Southwest Airlines Co.                                       1,150        18,515
                                                                     -----------
APPLICATION SOFTWARE--1.23%
Intuit Inc.(a)                                                 750        41,468
                                                                     -----------
BIOTECHNOLOGY--0.70%
Amgen Inc.(a)                                                  350        23,657
                                                                     -----------
BROADCASTING & CABLE TV--0.15%
CBS Corp.-Class B                                              200         5,182
                                                                     -----------
COMMUNICATIONS EQUIPMENT--2.26%
Cisco Systems, Inc.(a)                                         800        15,744
Motorola, Inc.                                               2,850        60,106
                                                                     -----------
                                                                          75,850
                                                                     -----------
COMPUTER & ELECTRONICS RETAIL--1.99%
Best Buy Co., Inc.                                             550        29,150
Circuit City Stores, Inc.                                    1,250        37,563
                                                                     -----------
                                                                          66,713
                                                                     -----------
COMPUTER HARDWARE--3.03%
Hewlett-Packard Co.                                          2,400        77,712
International Business Machines
  Corp                                                         300        23,970
                                                                     -----------
                                                                         101,682
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS--0.75%
QLogic Corp.(a)                                              1,400        25,032
                                                                     -----------
CONSUMER FINANCE--0.56%
AmeriCredit Corp.(a)                                           650        18,876
                                                                     -----------
DATA PROCESSING & OUTSOURCED
  SERVICES--0.44%
Electronic Data Systems Corp.                                  600        14,712
                                                                     -----------
DEPARTMENT STORES--1.63%
J.C. Penney Co., Inc.                                          900        54,684
                                                                     -----------
DIVERSIFIED METALS & MINING--0.33%
Freeport-McMoRan Copper & Gold,
  Inc.-Class B                                                 200        11,198
                                                                     -----------
ELECTRIC UTILITIES--0.10%
American Electric Power Co.,
  Inc                                                          100         3,427
                                                                     -----------

                                                           SHARES       VALUE
                                                        -----------  -----------
ELECTRICAL COMPONENTS &
  EQUIPMENT--1.84%
Emerson Electric Co.                                           750   $    61,890
                                                                     -----------
FOOD RETAIL--1.56%
Kroger Co. (The)                                             2,600        52,286
                                                                     -----------
HEALTH CARE DISTRIBUTORS--1.58%
AmerisourceBergen Corp.                                      1,050        45,770
McKesson Corp.                                                 150         7,425
                                                                     -----------
                                                                          53,195
                                                                     -----------
HOME IMPROVEMENT RETAIL--1.59%
Home Depot, Inc. (The)                                       1,400        53,368
                                                                     -----------
HOUSEHOLD PRODUCTS--0.08%
Procter & Gamble Co. (The)                                      50         2,713
                                                                     -----------
HOUSEWARES & SPECIALTIES--0.28%
Newell Rubbermaid Inc.                                         350         9,261
                                                                     -----------
HYPERMARKETS & SUPER CENTERS--1.66%
Wal-Mart Stores, Inc.                                        1,150        55,718
                                                                     -----------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--2.60%
AES Corp. (The)(a)                                             850        15,640
TXU Corp.                                                    1,250        71,625
                                                                     -----------
                                                                          87,265
                                                                     -----------
INDUSTRIAL CONGLOMERATES--4.34%
3M Co.                                                         650        54,379
General Electric Co.                                         1,950        66,807
Tyco International Ltd.                                        900        24,399
                                                                     -----------
                                                                         145,585
                                                                     -----------
INDUSTRIAL MACHINERY--1.48%
Illinois Tool Works Inc.                                     1,000        49,650
                                                                     -----------
INSURANCE BROKERS--0.16%
Aon Corp.                                                      150         5,348
                                                                     -----------
INTEGRATED OIL & GAS--4.90%
Exxon Mobil Corp.                                            2,700       164,457
                                                                     -----------
INTEGRATED TELECOMMUNICATION
  SERVICES--2.14%
AT&T Inc.                                                      300         7,818
BellSouth Corp.                                                300        10,131
Qwest Communications
  International Inc.(a)                                      7,700        53,977
                                                                     -----------
                                                                          71,926
                                                                     -----------
INTERNET SOFTWARE & SERVICES--0.66%
Google Inc.-Class A(a)                                          60        22,309
                                                                     -----------
INVESTMENT BANKING & BROKERAGE--7.94%
Charles Schwab Corp. (The)                                     200         3,332


AIM Structured Core Fund

                                                           SHARES       VALUE
                                                        -----------  -----------
INVESTMENT BANKING & BROKERAGE--(CONTINUED)
E*TRADE Financial Corp.(a)                                     200   $     4,854
Goldman Sachs Group, Inc. (The)                                450        67,927
Lehman Brothers Holdings Inc.                                  900        59,949
Merrill Lynch & Co., Inc.                                      900        65,169
Morgan Stanley                                               1,100        65,582
                                                                     -----------
                                                                         266,813
                                                                     -----------
INVESTMENT COMPANIES - EXCHANGE
  TRADED FUNDS--1.61%
S&P 500 Depositary Receipts
  Trust-Series 1                                               424        54,039
                                                                     -----------
LIFE SCIENCES TOOLS & SERVICES--0.57%
Applera Corp.-Applied
  Biosystems Group                                             650        19,240
                                                                     -----------
MANAGED HEALTH CARE--1.20%
Aetna Inc.                                                   1,050        40,383
                                                                     -----------
MULTI-LINE INSURANCE--3.82%
American International Group,
  Inc                                                        1,550        94,240
Loews Corp.                                                  1,000        33,980
                                                                     -----------
                                                                         128,220
                                                                     -----------
MULTI-UTILITIES--4.15%
CenterPoint Energy, Inc.                                       650         7,794
Duke Energy Corp.                                            2,000        56,440
PG&E Corp.                                                   1,400        55,552
Xcel Energy, Inc.                                            1,050        19,708
                                                                     -----------
                                                                         139,494
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES--0.22%
BJ Services Co.                                                200         7,330
                                                                     -----------
OIL & GAS REFINING & MARKETING--2.75%
Sunoco, Inc.                                                   450        30,865
Valero Energy Corp.                                          1,000        61,350
                                                                     -----------
                                                                          92,215
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL
  SERVICES--4.18%
Bank of America Corp.                                          300        14,520
Citigroup Inc.                                               2,550       125,715
                                                                     -----------
                                                                         140,235
                                                                     -----------
PAPER PACKAGING--0.77%
Temple-Inland Inc.                                             600        25,806
                                                                     -----------
PHARMACEUTICALS--4.57%
King Pharmaceuticals, Inc.(a)                                1,400        24,892
Merck & Co. Inc.                                             1,050        34,954
Pfizer Inc.                                                  3,950        93,457
                                                                     -----------
                                                                         153,303
                                                                     -----------
RESIDENTIAL REIT'S--0.63%
AvalonBay Communities, Inc.                                    200        21,260
                                                                     -----------

                                                           SHARES       VALUE
                                                        -----------  -----------
RETAIL REIT'S--2.01%
Kimco Realty Corp.                                             550   $    19,718
Simon Property Group, Inc.                                     600        47,778
                                                                     -----------
                                                                          67,496
                                                                     -----------
SEMICONDUCTOR EQUIPMENT--0.60%
Lam Research Corp.(a)                                          450        20,156
                                                                     -----------
SEMICONDUCTORS--3.97%
LSI Logic Corp.(a)                                             800         7,784
Micron Technology, Inc.(a)                                   2,300        38,088
National Semiconductor Corp.                                 1,800        46,224
NVIDIA Corp.(a)                                              1,800        41,364
                                                                     -----------
                                                                         133,460
                                                                     -----------
SOFT DRINKS--4.63%
Coca-Cola Co. (The)                                          1,750        77,052
PepsiCo, Inc.                                                1,300        78,598
                                                                     -----------
                                                                         155,650
                                                                     -----------
SPECIALIZED FINANCE--0.79%
Chicago Mercantile Exchange
  Holdings Inc.                                                 60        26,478
                                                                     -----------
SPECIALIZED REIT'S--0.75%
Public Storage, Inc.                                           350        25,088
                                                                     -----------
STEEL--1.57%
Nucor Corp.                                                    500        52,635
                                                                     -----------
SYSTEMS SOFTWARE--2.78%
CA Inc.                                                        800        17,384
Microsoft Corp.                                              3,350        75,877
                                                                     -----------
                                                                          93,261
                                                                     -----------
THRIFTS & MORTGAGE FINANCE--0.80%
Fannie Mae                                                     300        14,925
Freddie Mac                                                    200        12,008
                                                                     -----------
                                                                          26,933
                                                                     -----------
TOBACCO--2.80%
Altria Group, Inc.                                           1,300        94,055
                                                                     -----------
TOTAL INVESTMENTS--99.02%
  (Cost $3,392,498)                                                    3,325,431
                                                                     -----------
OTHER ASSETS LESS LIABILITIES--0.98%                                      33,028
NET ASSETS--100.00%                                                  $ 3,358,459
                                                                     ===========

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

See accompanying notes which are an integral part of this schedule.

AIM STRUCTURED CORE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM STRUCTURED CORE FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period March 31, 2006 (date operations commenced) through May 31, 2006 was $3,745,280 and $352,837, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

                       UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                                                        $  62,241
Aggregate unrealized (depreciation) of investment securities                                                       (129,308)
                                                                                                                  ---------
Net unrealized appreciation (depreciation) of investment securities                                               $ (67,067)
                                                                                                                  =========

Investments have the same cost for tax and financial statement purposes.

                           AIM STRUCTURED GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o May 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com               SGRO-QTR-1 5/06            A I M Advisors, Inc.

AIM STRUCTURED GROWTH FUND

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)


                                                                                SHARES                VALUE
--------------------------------------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY
  INTERESTS--98.50%

AEROSPACE & DEFENSE--8.07%

Boeing Co. (The)                                                                     1,500     $       124,875
--------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                1,400             101,486
--------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                              350              21,882
--------------------------------------------------------------------------------------------------------------
                                                                                                       248,243
--------------------------------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS--3.67%

United Parcel Service, Inc.-Class B                                                  1,400             112,770
--------------------------------------------------------------------------------------------------------------

AIRLINES--2.53%

AMR Corp. (a)                                                                        3,150              77,679
--------------------------------------------------------------------------------------------------------------

ALTERNATIVE CARRIERS--0.24%

Level 3 Communications, Inc. (a)                                                     1,500               7,455
--------------------------------------------------------------------------------------------------------------

APPAREL RETAIL--0.48%

American Eagle Outfitters, Inc.                                                        450              14,693
--------------------------------------------------------------------------------------------------------------

APPLICATION SOFTWARE--1.80%

Intuit Inc. (a)                                                                      1,000              55,290
--------------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY--2.09%

Amgen Inc. (a)                                                                         950              64,210
--------------------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT--4.78%

Cisco Systems, Inc. (a)                                                              2,350              46,248
--------------------------------------------------------------------------------------------------------------
Corning Inc. (a)                                                                       150               3,637
--------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                       4,600              97,014
--------------------------------------------------------------------------------------------------------------
                                                                                                       146,899
--------------------------------------------------------------------------------------------------------------

COMPUTER & ELECTRONICS RETAIL--2.68%

Best Buy Co., Inc.                                                                     650              34,450
--------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                            1,600              48,080
--------------------------------------------------------------------------------------------------------------
                                                                                                        82,530
--------------------------------------------------------------------------------------------------------------

COMPUTER HARDWARE--1.33%

Hewlett-Packard Co.                                                                    750              24,285
--------------------------------------------------------------------------------------------------------------
Palm, Inc. (a)                                                                       1,000              16,480
--------------------------------------------------------------------------------------------------------------
                                                                                                        40,765
--------------------------------------------------------------------------------------------------------------

COMPUTER STORAGE & PERIPHERALS--1.08%

QLogic Corp. (a)                                                                     1,850              33,078
--------------------------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING--0.16%

Quanta Services, Inc. (a)                                                              300               4,995
--------------------------------------------------------------------------------------------------------------

CONSUMER FINANCE--0.42%

AmeriCredit Corp. (a)                                                                  450              13,068
--------------------------------------------------------------------------------------------------------------


                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED
  SERVICES--0.67%

CSG Systems International, Inc. (a)                                                    250     $         5,820
--------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                          600              14,712
--------------------------------------------------------------------------------------------------------------
                                                                                                        20,532
--------------------------------------------------------------------------------------------------------------

DEPARTMENT STORES--2.86%

J.C. Penney Co., Inc.                                                                1,450              88,102
--------------------------------------------------------------------------------------------------------------

DRUG RETAIL--0.45%

Longs Drug Stores Corp.                                                                300              13,812
--------------------------------------------------------------------------------------------------------------

ELECTRICAL COMPONENTS &
  EQUIPMENT--2.82%

Emerson Electric Co.                                                                 1,050              86,646
--------------------------------------------------------------------------------------------------------------

FOOD RETAIL--0.72%

Kroger Co. (The)                                                                     1,100              22,121
--------------------------------------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS--1.10%

AmerisourceBergen Corp.                                                                550              23,974
--------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                         200               9,900
--------------------------------------------------------------------------------------------------------------
                                                                                                        33,874
--------------------------------------------------------------------------------------------------------------

HEALTH CARE SERVICES--0.24%

Express Scripts, Inc. (a)                                                              100               7,328
--------------------------------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY--0.21%

Emdeon Corp. (a)                                                                       550               6,386
--------------------------------------------------------------------------------------------------------------

HOME FURNISHINGS--0.14%

Furniture Brands International, Inc.                                                   200               4,304
--------------------------------------------------------------------------------------------------------------

HOME IMPROVEMENT RETAIL--1.30%

Home Depot, Inc. (The)                                                               1,050              40,026
--------------------------------------------------------------------------------------------------------------

HUMAN RESOURCE & EMPLOYMENT
  SERVICES--0.16%

Monster Worldwide Inc. (a)                                                             100               4,887
--------------------------------------------------------------------------------------------------------------

HYPERMARKETS & SUPER CENTERS--4.49%

Wal-Mart Stores, Inc.                                                                2,850             138,082
--------------------------------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--4.01%

TXU Corp.                                                                            2,150             123,195
--------------------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES--3.87%

3M Co.                                                                                 950              79,477
--------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                 1,150              39,399
--------------------------------------------------------------------------------------------------------------
                                                                                                       118,876
--------------------------------------------------------------------------------------------------------------

INDUSTRIAL MACHINERY--0.81%

Illinois Tool Works Inc.                                                               500              24,825
--------------------------------------------------------------------------------------------------------------

AIM STRUCTURED GROWTH FUND

                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

INTEGRATED OIL & GAS--0.69%

Exxon Mobil Corp.                                                                      350     $        21,319
--------------------------------------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION
  SERVICES--0.75%

Qwest Communications International Inc. (a)                                          3,300              23,133
--------------------------------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES--2.90%

Google Inc.-Class A (a)                                                                240              89,237
--------------------------------------------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE--0.83%

Goldman Sachs Group, Inc. (The)                                                         50               7,548
--------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                         300              17,886
--------------------------------------------------------------------------------------------------------------
                                                                                                        25,434
--------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - EXCHANGE
  TRADED FUNDS--2.06%

iShares Russell 1000 Growth Index Fund                                               1,249              63,349
--------------------------------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES--0.53%

Applera Corp.-Applied
  Biosystems Group                                                                     550              16,280
--------------------------------------------------------------------------------------------------------------

MANAGED HEALTH CARE--2.13%

Aetna Inc.                                                                           1,700              65,382
--------------------------------------------------------------------------------------------------------------

MULTI-LINE INSURANCE--1.58%

American International Group, Inc.                                                     800              48,640
--------------------------------------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES--0.57%

BJ Services Co.                                                                        350              12,828
--------------------------------------------------------------------------------------------------------------
Maverick Tube Corp. (a)                                                                100               4,820
--------------------------------------------------------------------------------------------------------------
                                                                                                        17,648
--------------------------------------------------------------------------------------------------------------

OIL & GAS REFINING & MARKETING--2.44%

Frontier Oil Corp.                                                                     350              19,600
--------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                           500              34,055
--------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                    350              21,472
--------------------------------------------------------------------------------------------------------------
                                                                                                        75,127
--------------------------------------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL
  SERVICES--0.40%

Citigroup Inc.                                                                         250              12,325
--------------------------------------------------------------------------------------------------------------

PAPER PACKAGING--0.21%

Temple-Inland Inc.                                                                     150               6,452
--------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS--2.23%

King Pharmaceuticals, Inc. (a)                                                       1,350              24,003
--------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                       700              23,303
--------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                            900              21,294
--------------------------------------------------------------------------------------------------------------
                                                                                                        68,600
--------------------------------------------------------------------------------------------------------------

RESIDENTIAL REIT'S--0.69%

AvalonBay Communities, Inc.                                                            200              21,260
--------------------------------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT--1.13%

Lam Research Corp. (a)                                                                 150               6,718
--------------------------------------------------------------------------------------------------------------


                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT--(CONTINUED)

MEMC Electronic Materials, Inc. (a)                                                    800     $        28,016
--------------------------------------------------------------------------------------------------------------
                                                                                                        34,734
--------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS--5.75%

Intersil Corp.-Class A                                                               1,100              29,491
--------------------------------------------------------------------------------------------------------------
Micron Technology, Inc. (a)                                                          2,750              45,540
--------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                           950              24,396
--------------------------------------------------------------------------------------------------------------
NVIDIA Corp. (a)                                                                     3,200              73,536
--------------------------------------------------------------------------------------------------------------
Silicon Laboratories Inc. (a)                                                          100               3,901
--------------------------------------------------------------------------------------------------------------
                                                                                                       176,864
--------------------------------------------------------------------------------------------------------------

SOFT DRINKS--6.91%

Coca-Cola Co. (The)                                                                  1,600              70,448
--------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                        2,350             142,081
--------------------------------------------------------------------------------------------------------------
                                                                                                       212,529
--------------------------------------------------------------------------------------------------------------

SPECIALIZED FINANCE--1.43%

Chicago Mercantile Exchange
  Holdings Inc.                                                                        100              44,130
--------------------------------------------------------------------------------------------------------------

STEEL--1.44%

Nucor Corp.                                                                            200              21,054
--------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                                   400              23,236
--------------------------------------------------------------------------------------------------------------
                                                                                                        44,290
--------------------------------------------------------------------------------------------------------------

SYSTEMS SOFTWARE--6.72%

CA Inc.                                                                              1,500              32,595
--------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                      5,200             117,780
--------------------------------------------------------------------------------------------------------------
Red Hat, Inc. (a)                                                                    2,150              56,373
--------------------------------------------------------------------------------------------------------------
                                                                                                       206,748
--------------------------------------------------------------------------------------------------------------

TOBACCO--3.82%

Altria Group, Inc.                                                                   1,400             101,290
--------------------------------------------------------------------------------------------------------------
Loews Corp - Carolina Group                                                            350              16,254
--------------------------------------------------------------------------------------------------------------
                                                                                                       117,544
--------------------------------------------------------------------------------------------------------------

TRADING COMPANIES &
  DISTRIBUTORS--0.11%

WESCO International, Inc. (a)                                                           50               3,287
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.50%
  (Cost $3,102,512)                                                                                  3,028,983
--------------------------------------------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES--1.50%                                                                    46,216
--------------------------------------------------------------------------------------------------------------

NET ASSETS--100.00%                                                                            $     3,075,199
--------------------------------------------------------------------------------------------------------------


Investment Abbreviations:

REIT       --Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM STRUCTURED GROWTH FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period March 31, 2006 (date operations commenced) to May 31, 2006 was $3,409,668 and $294,254, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.


    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                     $  82,860
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                    (156,389)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities            $ (73,529)
========================================================================================
Cost of investments is the same for tax and financial statement purposes.

                           AIM STRUCTURED VALUE FUND
            Quarterly Schedule of Portfolio Holdings o May 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               SVAL-QTR-1 5/06            A I M Advisors, Inc.

AIM STRUCTURED VALUE FUND

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)


                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY
  INTERESTS--98.86%

AEROSPACE & DEFENSE--0.77%

Boeing Co. (The)                                                                       150     $        12,487
--------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                  150              10,874
--------------------------------------------------------------------------------------------------------------
                                                                                                        23,361
--------------------------------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS--0.40%

United Parcel Service, Inc.-Class B                                                    150              12,083
--------------------------------------------------------------------------------------------------------------

AIRLINES--0.97%

AMR Corp. (a)                                                                          450              11,097
--------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                               1,150              18,515
--------------------------------------------------------------------------------------------------------------
                                                                                                        29,612
--------------------------------------------------------------------------------------------------------------

APPAREL RETAIL--0.20%

American Eagle Outfitters, Inc.                                                        100               3,265
--------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. (a)                                                           100               2,668
--------------------------------------------------------------------------------------------------------------
                                                                                                         5,933
--------------------------------------------------------------------------------------------------------------

APPLICATION SOFTWARE--0.36%

Intuit Inc. (a)                                                                        200              11,058
--------------------------------------------------------------------------------------------------------------

BROADCASTING & CABLE TV--0.21%

CBS Corp.-Class B                                                                      250               6,478
--------------------------------------------------------------------------------------------------------------

BUILDING PRODUCTS--0.70%

Lennox International Inc.                                                              100               2,847
--------------------------------------------------------------------------------------------------------------
USG Corp. (a)                                                                          200              18,416
--------------------------------------------------------------------------------------------------------------
                                                                                                        21,263
--------------------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT--0.45%

Motorola, Inc.                                                                         650              13,709
--------------------------------------------------------------------------------------------------------------

COMPUTER & ELECTRONICS RETAIL--0.64%

Circuit City Stores, Inc.                                                              650              19,533
--------------------------------------------------------------------------------------------------------------

COMPUTER HARDWARE--2.50%

Hewlett-Packard Co.                                                                  2,350              76,093
--------------------------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING--0.22%

Quanta Services, Inc. (a)                                                              400               6,660
--------------------------------------------------------------------------------------------------------------

CONSUMER FINANCE--0.48%

AmeriCredit Corp. (a)                                                                  500              14,520
--------------------------------------------------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED
  SERVICES--0.59%

CSG Systems International, Inc. (a)                                                    250               5,820
--------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                          500              12,260
--------------------------------------------------------------------------------------------------------------
                                                                                                        18,080
--------------------------------------------------------------------------------------------------------------

DEPARTMENT STORES--1.26%

J.C. Penney Co., Inc.                                                                  600              36,456
--------------------------------------------------------------------------------------------------------------


                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

DEPARTMENT STORES--(CONTINUED)

Nordstrom, Inc.                                                                         50     $         1,841
--------------------------------------------------------------------------------------------------------------
                                                                                                        38,297
--------------------------------------------------------------------------------------------------------------

DIVERSIFIED BANKS--3.52%

Wachovia Corp.                                                                         450              24,075
--------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                    1,250              82,962
--------------------------------------------------------------------------------------------------------------
                                                                                                       107,037
--------------------------------------------------------------------------------------------------------------

DRUG RETAIL--0.38%

Longs Drug Stores Corp.                                                                250              11,510
--------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES--0.99%

American Electric Power Co., Inc.                                                      800              27,416
--------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                       50               2,621
--------------------------------------------------------------------------------------------------------------
                                                                                                        30,037
--------------------------------------------------------------------------------------------------------------

ELECTRICAL COMPONENTS &
  EQUIPMENT--0.54%

Emerson Electric Co.                                                                   200              16,504
--------------------------------------------------------------------------------------------------------------

ELECTRONIC MANUFACTURING
  SERVICES--0.19%

Plexus Corp. (a)                                                                       150               5,900
--------------------------------------------------------------------------------------------------------------

ENVIRONMENTAL & FACILITIES
  SERVICES--0.47%

Republic Services, Inc.                                                                350              14,280
--------------------------------------------------------------------------------------------------------------

FOOD RETAIL--1.84%

Kroger Co. (The)                                                                     2,550              51,280
--------------------------------------------------------------------------------------------------------------
Safeway Inc.                                                                           200               4,716
--------------------------------------------------------------------------------------------------------------
                                                                                                        55,996
--------------------------------------------------------------------------------------------------------------

FOOTWEAR--0.13%

NIKE, Inc.-Class B                                                                      50               4,016
--------------------------------------------------------------------------------------------------------------

GENERAL MERCHANDISE STORES--0.05%

Big Lots, Inc. (a)                                                                     100               1,622
--------------------------------------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS--2.06%

AmerisourceBergen Corp.                                                              1,150              50,128
--------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                         250              12,375
--------------------------------------------------------------------------------------------------------------
                                                                                                        62,503
--------------------------------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY--0.10%

Emdeon Corp. (a)                                                                       250               2,903
--------------------------------------------------------------------------------------------------------------

HOME FURNISHINGS--0.35%

Furniture Brands International, Inc.                                                   500              10,760
--------------------------------------------------------------------------------------------------------------

HOMEBUILDING--0.20%

NVR, Inc. (a)                                                                           10               6,090
--------------------------------------------------------------------------------------------------------------

AIM STRUCTURED VALUE FUND

                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

HOUSEHOLD APPLIANCES--0.14%

Black & Decker Corp. (The)                                                              50     $         4,348
--------------------------------------------------------------------------------------------------------------

HOUSEWARES & SPECIALTIES--1.18%

Newell Rubbermaid Inc.                                                               1,350              35,721
--------------------------------------------------------------------------------------------------------------

HUMAN RESOURCE & EMPLOYMENT
  SERVICES--0.08%

Monster Worldwide Inc. (a)                                                              50               2,444
--------------------------------------------------------------------------------------------------------------

HYPERMARKETS & SUPER CENTERS--0.44%

Costco Wholesale Corp.                                                                 250              13,233
--------------------------------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--0.47%

TXU Corp.                                                                              250              14,325
--------------------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES--0.14%

3M Co.                                                                                  50               4,183
--------------------------------------------------------------------------------------------------------------

INDUSTRIAL MACHINERY--0.98%

Illinois Tool Works Inc.                                                               600              29,790
--------------------------------------------------------------------------------------------------------------

INDUSTRIAL REIT'S--0.73%

AMB Property Corp.                                                                     450              22,243
--------------------------------------------------------------------------------------------------------------

INSURANCE BROKERS--0.70%

Aon Corp.                                                                              600              21,390
--------------------------------------------------------------------------------------------------------------

INTEGRATED OIL & GAS--9.72%

Chevron Corp.                                                                          300              17,937
--------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                         300              18,987
--------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                    3,550             216,230
--------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                     100               7,505
--------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                             350              34,682
--------------------------------------------------------------------------------------------------------------
                                                                                                       295,341
--------------------------------------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION
  SERVICES--3.60%

AT&T Inc.                                                                            1,750              45,605
--------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                        250               8,443
--------------------------------------------------------------------------------------------------------------
Qwest Communications
  International Inc. (a)                                                             5,900              41,359
--------------------------------------------------------------------------------------------------------------
Verizon Communications Inc.                                                            450              14,044
--------------------------------------------------------------------------------------------------------------
                                                                                                       109,451
--------------------------------------------------------------------------------------------------------------

INTERNET RETAIL--0.04%

IAC/InterActiveCorp. (a)                                                                50               1,292
--------------------------------------------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE--8.45%

Charles Schwab Corp. (The)                                                             400               6,664
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                        450              67,927
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                          900              59,949
--------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                              700              50,687
--------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                       1,200              71,544
--------------------------------------------------------------------------------------------------------------
                                                                                                       256,771
--------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - EXCHANGE
  TRADED FUNDS--1.76%

iShares Russell 1000 Value Index Fund                                                  735              53,589
--------------------------------------------------------------------------------------------------------------


                                                                                SHARES                VALUE
--------------------------------------------------------------------------------------------------------------

IT CONSULTING & OTHER SERVICES--0.19%

Acxiom Corp.                                                                           250     $         5,895
--------------------------------------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE--0.21%

UnumProvident Corp.                                                                    350               6,286
--------------------------------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES--0.34%

Applera Corp.-Applied
  Biosystems Group                                                                     350              10,360
--------------------------------------------------------------------------------------------------------------

MANAGED HEALTH CARE--0.70%

Aetna Inc.                                                                             550              21,153
--------------------------------------------------------------------------------------------------------------

METAL & GLASS CONTAINERS--0.06%

Ball Corp.                                                                              50               1,871
--------------------------------------------------------------------------------------------------------------

MULTI-LINE INSURANCE--4.31%

American International Group, Inc.                                                   1,400              85,120
--------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                          1,350              45,873
--------------------------------------------------------------------------------------------------------------
                                                                                                       130,993
--------------------------------------------------------------------------------------------------------------

MULTI-UTILITIES--4.74%

CenterPoint Energy, Inc.                                                             1,000              11,990
--------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                    1,750              49,385
--------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                           1,300              51,584
--------------------------------------------------------------------------------------------------------------
TECO Energy, Inc.                                                                      250               3,755
--------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                    1,450              27,216
--------------------------------------------------------------------------------------------------------------
                                                                                                       143,930
--------------------------------------------------------------------------------------------------------------

OFFICE REIT'S--0.45%

Duke Realty Corp.                                                                      400              13,576
--------------------------------------------------------------------------------------------------------------

OIL & GAS DRILLING--0.11%

Pride International, Inc. (a)                                                          100               3,235
--------------------------------------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES--0.05%

Superior Energy Services, Inc.  (a)                                                     50               1,645
--------------------------------------------------------------------------------------------------------------

OIL & GAS REFINING & MARKETING--3.27%

Sunoco, Inc.                                                                           450              30,865
--------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                           150              10,217
--------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                    950              58,282
--------------------------------------------------------------------------------------------------------------
                                                                                                        99,364
--------------------------------------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL
  SERVICES--9.44%

Bank of America Corp.                                                                2,000              96,800
--------------------------------------------------------------------------------------------------------------
Citigroup Inc.                                                                       2,950             145,435
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                 1,050              44,772
--------------------------------------------------------------------------------------------------------------
                                                                                                       287,007
--------------------------------------------------------------------------------------------------------------

PACKAGED FOODS & MEATS--0.09%

General Mills, Inc.                                                                     50               2,595
--------------------------------------------------------------------------------------------------------------

PAPER PACKAGING--1.46%

Sealed Air Corp.                                                                       150               7,736
--------------------------------------------------------------------------------------------------------------
Temple-Inland Inc.                                                                     850              36,558
--------------------------------------------------------------------------------------------------------------
                                                                                                        44,294
--------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED VALUE FUND

                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS--5.27%

King Pharmaceuticals, Inc. (a)                                                       1,850     $        32,893
--------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                     1,050              34,954
--------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                          3,900              92,274
--------------------------------------------------------------------------------------------------------------
                                                                                                       160,121
--------------------------------------------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE--2.92%

Allstate Corp. (The)                                                                 1,050              57,760
--------------------------------------------------------------------------------------------------------------
CNA Financial Corp. (a)                                                                250               8,145
--------------------------------------------------------------------------------------------------------------
Hanover Insurance Group Inc. (The)                                                      50               2,368
--------------------------------------------------------------------------------------------------------------
SAFECO Corp.                                                                           250              13,842
--------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                    150               6,603
--------------------------------------------------------------------------------------------------------------
                                                                                                        88,718
--------------------------------------------------------------------------------------------------------------

RESIDENTIAL REIT'S--3.25%

Archstone-Smith Trust                                                                  950              45,932
--------------------------------------------------------------------------------------------------------------
AvalonBay Communities, Inc.                                                            350              37,205
--------------------------------------------------------------------------------------------------------------
BRE Properties, Inc.-Class A                                                           300              15,642
--------------------------------------------------------------------------------------------------------------
                                                                                                        98,779
--------------------------------------------------------------------------------------------------------------

RETAIL REIT'S--2.89%

Federal Realty Investment Trust                                                        200              13,676
--------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                                                                     850              30,473
--------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                             550              43,796
--------------------------------------------------------------------------------------------------------------
                                                                                                        87,945
--------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS--0.72%

Intersil Corp.-Class A                                                                 750              20,108
--------------------------------------------------------------------------------------------------------------
Micron Technology, Inc. (a)                                                            100               1,656
--------------------------------------------------------------------------------------------------------------
                                                                                                        21,764
--------------------------------------------------------------------------------------------------------------

SOFT DRINKS--0.83%

Coca-Cola Co. (The)                                                                    300              13,209
--------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                          200              12,092
--------------------------------------------------------------------------------------------------------------
                                                                                                        25,301
--------------------------------------------------------------------------------------------------------------

SPECIALIZED REIT'S--2.23%

Hospitality Properties Trust                                                           250              10,542
--------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                                                            700              25,025
--------------------------------------------------------------------------------------------------------------
Public Storage, Inc.                                                                   450              32,256
--------------------------------------------------------------------------------------------------------------
                                                                                                        67,823
--------------------------------------------------------------------------------------------------------------

SPECIALTY CHEMICALS--0.09%

Valspar Corp. (The)                                                                    100               2,752
--------------------------------------------------------------------------------------------------------------

SPECIALTY STORES--0.31%

Barnes & Noble, Inc.                                                                   250               9,545
--------------------------------------------------------------------------------------------------------------

STEEL--1.73%

Nucor Corp.                                                                            500              52,635
--------------------------------------------------------------------------------------------------------------

SYSTEMS SOFTWARE--0.18%

BMC Software, Inc. (a)                                                                  50               1,008
--------------------------------------------------------------------------------------------------------------
CA Inc.                                                                                200               4,346
--------------------------------------------------------------------------------------------------------------
                                                                                                         5,354
--------------------------------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE--1.33%

Fannie Mae                                                                             450              22,387
--------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                            300              18,012
--------------------------------------------------------------------------------------------------------------
                                                                                                        40,399
--------------------------------------------------------------------------------------------------------------


                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------

TOBACCO--2.58%

Altria Group, Inc.                                                                     750     $        54,262
--------------------------------------------------------------------------------------------------------------
Loews Corp - Carolina Group                                                            400              18,576
--------------------------------------------------------------------------------------------------------------
Reynolds American Inc.                                                                  50               5,497
--------------------------------------------------------------------------------------------------------------
                                                                                                        78,335
--------------------------------------------------------------------------------------------------------------

TRADING COMPANIES &
  DISTRIBUTORS--0.11%

WESCO International, Inc. (a)                                                           50               3,287
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.86%
  (Cost $3,064,248)                                                                                  3,004,921
--------------------------------------------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES--1.14%                                                                    34,564
--------------------------------------------------------------------------------------------------------------

NET ASSETS--100.00%                                                                            $     3,039,485
==============================================================================================================


Investment Abbreviations:

REIT--Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM STRUCTURED VALUE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM STRUCTURED VALUE FUND


        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund for the period March 31, 2006 (date operations commenced) to May 31, 2006 was $3,232,567 and $173,315, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.


     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                     $  44,085
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                    (103,412)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities            $ (59,327)
========================================================================================
Cost of investments is the same for tax and financial statement purposes.

Item 2. Controls and Procedures.

     (a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM COUNSELOR SERIES TRUST


By: /s/ Robert H. Graham
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 28, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Graham
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 28, 2006


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 28, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.